DELAWARE(SM)                                     Delaware Tax-Free Arizona Funds
INVESTMENTS                                   Delaware Tax-Free California Funds
===========                                      Delaware Tax-Free Colorado Fund
                                               Delaware Tax-Free New Mexico Fund


Tax-Exempt Income


[GRAPHIC OMITTED]
[TAX-EXEMPT INCOME ARTWORK]

                                                         2000 SEMI-ANNUAL REPORT

A TRADITION OF SOUND INVESTING SINCE 1929


TABLE OF CONTENTS

Letter to Shareholders                                            1

Portfolio
Management Review                                                 3

Performance Summary

  Delaware Tax-Free
  Arizona Fund                                                    7

  Delaware Tax-Free
  Arizona Insured Fund                                            8

  Delaware Tax-Free
  California Fund                                                 9

  Delaware Tax-Free
  California Insured Fund                                        10

  Delaware Tax-Free
  Colorado Fund                                                  11

  Delaware Tax-Free
  New Mexico Fund                                                12

Financial Statements

  Statements of
  Net Assets                                                     13

  Statements of
  Operations                                                     27

  Statements of Changes
  in Net Assets                                                  28

  Financial Highlights                                           31

  Notes to Financial
  Statements                                                     49

A Commitment To Our Investors

Experienced

[] Our seasoned investment professionals average more than 15 years' experience.

[] For over 70 years, we have managed money in a variety of investment styles that have weathered a full range of economic and market environments. We opened our first mutual fund in 1938.

Disciplined

[]   We follow strict investment policies and clear buy/sell guidelines.

[] We strive to balance risk and reward in order to provide conservative investment alternatives within any given asset class.

Consistent

[] We believe consistent processes are the best way to seek consistent investment performance.

[] Our commitment to style consistency has earned us the confidence of discriminating institutional and individual investors to manage approximately $47 billion in assets as of December 31, 1999.

Comprehensive

[]   We offer over 70 mutual funds in these asset classes.

        o Large-cap equity             o High-yield bonds

        o Mid-cap equity               o Investment grade bonds

        o Small-cap equity             o Municipal bonds (24 single-state funds)

        o International equity         o International fixed-income

        o Balanced

[] Our funds are available through financial advisers who can offer you individualized attention and valuable investment advice.






Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

(C)Delaware Distributors, L.P.

Dear Shareholder

"MUNICIPAL BONDS WEATHERED THE TURBULENCE IN THE FIXED-INCOME ARENA SOMEWHAT BETTER THAN U.S. TREASURY SECURITIES DURING THE PAST SIX MONTHS."


March 22, 2000


Recap of Events -- Economic activity in the United States continues to move along ahead of expectations. An improving global economic outlook continued to reduce demand for U.S. government debt over the last six months, pushing U.S. bond prices lower and yields significantly higher.

The booming stock market, however, did heighten inflationary concerns during our fiscal period. The Federal Reserve responded by following up their interest rate increase on June 30, 1999, with four additional quarter-point increases through March 21, 2000. As of this writing, the Federal funds target rate on overnight loans between banks, stands at 6.0%, its highest level in five years. The Federal Reserve's actions have been directed at slowing the economy and pre-empting inflation before it takes root.

Municipal bonds weathered the turbulence in the fixed-income arena somewhat better than U.S. Treasury securities during the past six months. Municipal bond yields steadily increased throughout this time period, but municipal bond prices fluctuated less than U.S. Treasury securities (Source: Bloomberg). As of February 29, 2000, the 30-year U.S. Treasury bond yield stood at 6.15%, while 30-year U.S. AAA-rated general obligation municipal bonds closed at 5.90%. For investors in the 28% tax bracket, a 5.90% tax-free yield would be equivalent to an 8.19% yield on a taxable investment, a yield that surpasses that of the 30-year Treasury.*

Delaware's Municipal Bond Funds for Arizona, California, Colorado and New Mexico -- Though higher yields meant attractive income potential, municipal bonds in general, like most fixed-income securities, lost value for the six months ended February 29, 2000. These Funds were no exception--all six Funds were down for the last six months. Please see the Portfolio Management Review for a discussion of each Fund's performance.

Market Outlook -- We believe fixed-income investments play an important role in well-balanced portfolios, even as stocks continue to capture more attention and a larger share of investors' assets. Looking forward, we believe bonds may remain in the shadow of stocks as long as economic growth continues in 2000. However, tax-exempt municipal bonds, which your Funds hold, remain popular with investors for good reason. They offer a wide range of benefits, including:

[] Attractive current income that is free from federal,** and in some cases, state and local taxes;

*The U.S. government does not guarantee principal and interest of municipal bonds, unlike Treasuries. Municipal bonds have historically had annual default rates of less than 2%.

**A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

[ARTWORK OMITTED]
[TAX-EXEMPT INCOME ARTWORK]




[] A high likelihood that interest and principal payments will be made as scheduled;

[] A wide range of choices to meet your investment objectives with regard to investment quality, maturity, type of bond and geographical location.

We realize that the past six months have been difficult for fixed-income investors. We applaud you for remaining committed to your investment plan and thank you for your continued confidence in Delaware Investments.

Sincerely,


/s/Wayne A. Stork                      /s/David K. Downes
   Wayne A. Stork                         David K. Downes
   Chairman,                              President and Chief Executive Officer,
   Delaware Investments                   Delaware Investments
     Family of Funds                        Family of Funds



Average Total Returns
For Period Ended February 29, 2000                                    Six Months
--------------------------------------------------------------------------------
Delaware Tax-Free Arizona Fund Class A                                  -3.82%
--------------------------------------------------------------------------------
Delaware Tax-Free Arizona Insured Fund Class A                          -1.16%
--------------------------------------------------------------------------------
Lipper Arizona Municipal Debt Fund Average (39 funds)                   -1.50%
--------------------------------------------------------------------------------
Delaware Tax-Free California Fund Class A                               -4.28%
--------------------------------------------------------------------------------
Lipper California Municipal Debt Fund Average (110 funds)               -1.40%
--------------------------------------------------------------------------------
Delaware Tax-Free California Insured Fund Class A                       -0.48%
--------------------------------------------------------------------------------
Lipper California Insured Municipal Debt Fund Average (23 funds)        -0.70%
--------------------------------------------------------------------------------
Delaware Tax-Free Colorado Fund Class A                                 -3.07%
--------------------------------------------------------------------------------
Lipper Colorado Municipal Debt Fund Average (27 funds)                  -1.59%
--------------------------------------------------------------------------------
Delaware Tax-Free New Mexico Fund Class A                               -1.83%
--------------------------------------------------------------------------------
Lipper Other States Municipal Debt Fund Average (75 funds)              -1.28%
Lehman Brothers Municipal Bond Index                                    -0.24%
Lehman Brothers Insured Municipal Bond Index                            -0.21%
--------------------------------------------------------------------------------

All performance shown above is at net asset value without the effect of sales charges and assumes reinvestment of distributions. Performance information for all Fund classes can be found on pages 7 through 12. The Lipper categories represent the average returns of municipal bond funds with similar investment objectives tracked by Lipper Analytical. (Source: Lipper Analytical Services, Inc.)

The unmanaged Lehman Brothers Indexes are composed of bonds with a variety of quality ratings from many states. You cannot invest directly in an index. Past performance does not guarantee future results.

PORTFOLIO MANAGEMENT REVIEW

                                                             Andrew M. McCullagh
                                                        Senior Portfolio Manager
                                                                  March 22, 2000

Delaware Tax-Free
Arizona Fund
Portfolio Characteristics
February 29, 2000
--------------------------------------------------------------------------------
Current 30-Day SEC Yield*
   Before Expense Limitation                                        5.30%
   After Expense Limitation                                         5.62%
--------------------------------------------------------------------------------
Average Effective Duration                                      9.5 years
--------------------------------------------------------------------------------
Average Effective Maturity**                                   22.0 years
--------------------------------------------------------------------------------

*For Class A shares measured according to Securities and Exchange Commission
 (SEC) guidelines. Current 30-day SEC yield as of 2/29/00 for Class B shares was 4.76% before the expense limitation and 5.09% after the limitation. For Class C shares the 30-day SEC yield was 4.74% before the expense limitation and 5.07% after the limitation. Duration is a common measure of a bond or bond fund's sensitivity to interest rates.



Delaware Tax-Free
Arizona Insured Fund
Portfolio Characteristics
February 29, 2000
--------------------------------------------------------------------------------
Current 30-Day SEC Yield*                                           4.57%
--------------------------------------------------------------------------------
Average Effective Duration                                      8.2 years
--------------------------------------------------------------------------------
Average Effective Maturity**                                   14.8 years
--------------------------------------------------------------------------------

*For Class A shares measured according to Securities and Exchange Commission
 (SEC) guidelines. Current 30-day SEC yields as of 2/29/00 for Class B and C shares were both 4.00%.

**Average effective maturity is the average time remaining until scheduled repayment by issuers of portfolio securities.

The Funds' Results

Over the last six months, we have witnessed a combination of market events that have pushed municipal bond yields higher and prices lower. Concerns related to year 2000 computer issues helped reduce the amount of municipal bonds being issued. Most municipalities issued bonds earlier in the year and sat out the end of the year. In addition, investors' interest in municipal bonds was somewhat weak compared to their intense attention to the equity markets.

In spite of the reduced supply of new bonds at year-end, the total supply of municipal bonds was ample and that gave us the opportunity to select bonds that we believe have solid credit ratings and the potential for future price appreciation. Based on value measures, the relationship of municipal bonds to Treasury bonds vacillated throughout the year. In our view, municipal bonds offered better relative value for much of the time.

Portfolio Highlights

Delaware Tax-Free Arizona Fund and Delaware Tax-Free Arizona
Insured Fund

The Arizona state economy continued to grow throughout the last six months. Arizona is projected to remain the second fastest growing state in the nation through 2003. The state boasts a diverse and expanding economy with rapid population and employment growth, a strong credit rating and moderately low debt (Source: Arizona's Economy - Eller Graduate School of Management).

The job growth rate in Arizona is currently the highest in the nation as of February 2000 (Source: Bloomberg). This economic expansion, along with an increasing need for schools, roads and housing, sets an attractive stage for Arizona municipal bond investors throughout the year 2000.

Throughout the first half of fiscal 2000, we lengthened Delaware Tax-Free Arizona Fund's duration. As of February 29, 2000, the Fund's duration was 9.5 years. Duration is a common measure of a bond or bond fund's sensitivity to interest rates. The longer the duration, the more the bond's price will change for a given increase or decrease in interest rates. Our goal was to increase the Fund's income potential to the greatest extent as is consistent with preservation of capital. Funds with a longer average duration should, in our opinion, perform well over the coming year. Even though we may experience short-term interest rate increases in the next six months, we expect overall long-term interest rates to stabilize or decline as compared to the last few months, when interest rates reached a high of 6.75% on January 18, 2000.

Delaware Tax-Free
California Fund
Portfolio Characteristics
February 29, 2000
--------------------------------------------------------------------------------
Current 30-Day SEC Yield*
   Before Expense Limitation                                         5.01%
   After Expense Limitation                                          5.55%
--------------------------------------------------------------------------------
Average Effective Duration                                      11.4 years
--------------------------------------------------------------------------------
Average Effective Maturity**                                    22.0 years
--------------------------------------------------------------------------------

*For Class A shares measured according to Securities and Exchange Commission
 (SEC) guidelines. Current 30-day SEC yield as of 2/29/00 for Class B shares was 4.44% before the expense limitation and 5.00% after the limitation. For Class C shares the 30-day SEC yield was 4.46% before the expense limitation and 5.01% after the limitation. Duration is a common measure of a bond fund's sensitivity to interest rates.



Delaware Tax-Free
California Insured Fund
Portfolio Characteristics
February 29, 2000
--------------------------------------------------------------------------------
Current 30-Day SEC Yield*
   Before Expense Limitation                                        4.48%
   After Expense Limitation                                         4.67%
--------------------------------------------------------------------------------
Average Effective Duration                                      8.7 years
--------------------------------------------------------------------------------
Average Effective Maturity**                                   15.1 years
--------------------------------------------------------------------------------

 *For Class A shares measured according to Securities and Exchange Commission
  (SEC) guidelines. Current 30-day SEC yield as of 2/29/00 for Class B shares was 3.90% before the expense limitation and 4.10% after the limitaion. For Class C shares the 30-day SEC yield was 3.93% before the expense limitaion and 4.12% after the limitaion.

**Average effective maturity is the average time remaining until scheduled repayment by issuers of portfolio securities.

In order to remain consistent with Delaware Tax-Free Arizona Insured Fund's investment objectives, we maintained a shorter duration for this Fund than for Delaware Tax-Free Arizona Fund. Because Delaware Tax-Free Arizona Insured Fund's duration was shorter, the Fund was less affected by the rise in interest rates than funds with a longer duration. The average duration of Delaware Tax-Free Arizona Insured Fund was 8.2 years as of February 29, 2000.

Hospital revenue bonds accounted for the largest sector weightings in Delaware Tax-Free Arizona Insured Fund's portfolio at the end of the period. We have been able to capitalize on a consolidation trend within the healthcare sector, but only in the insured fund category. As of February 29, 2000, AAA hospital revenue bonds accounted for 24% of Delaware Tax-Free Arizona Insured Fund's portfolio. In the Delaware Tax-Free Arizona Fund, single family housing bonds accounted for 29% of the Fund's portfolio, its largest sector allocation.

Delaware Tax-Free California Fund and Delaware Tax-Free California Insured Fund

Conservative budgeting over the past few years has left California in a very strong economic position. Moody's, Standard & Poor's and Fitch IBCA have recently upgraded the state's credit rating to AA3, AA- and AA, respectively. Because of California's positive economic outlook and its high resident tax rate, there is strong investor demand for California municipal bonds.

California has a diverse economy and, therefore, has a large and diverse universe of municipal bonds. The largest sector holding in the Delaware Tax-Free California Fund was Lease/Certificates of Participation. Delaware Tax-Free California Insured Fund's largest sector was single-family housing bonds. As of February 29, 2000, we held 30% of the Delaware Tax-Free California Fund's portfolio in Lease/Certificates of Participation and 28% of Delaware Tax-Free California Insured Fund's portfolio in single-family housing bonds.

Delaware Tax-Free Colorado Fund

Colorado's robust economy helped fuel a growth rate that was twice the national rate. The third fastest growing state in the nation, Colorado exhibits strong personal income growth, large job gains and healthy residential construction.

Delaware Tax-Free
Colorado Fund
Portfolio Characteristics
February 29, 2000
--------------------------------------------------------------------------------
Current 30-Day SEC Yield*                                           5.14%
--------------------------------------------------------------------------------
Average Effective Duration                                      9.3 years
--------------------------------------------------------------------------------
Average Effective Maturity**                                   17.0 years
--------------------------------------------------------------------------------

*For Class A shares measured according to Securities and Exchange Commission
 (SEC) guidelines. Current 30-day SEC yield as of 2/29/00 for Class B shares was 4.60% and for Class C shares was 4.59%. Duration is a common measure of a bond or bond fund's sensitivity to interest rates.



Delaware Tax-Free
New Mexico Fund
Portfolio Characteristics
February 29, 2000
--------------------------------------------------------------------------------
Current 30-Day SEC Yield*                                           5.21%
--------------------------------------------------------------------------------
Average Effective Duration                                      9.3 years
--------------------------------------------------------------------------------
Average Effective Maturity**                                   17.4 years
--------------------------------------------------------------------------------

*For Class A shares measured according to Securities and Exchange Commission
 (SEC) guidelines. Current 30-day SEC yields as of 2/29/00 for Class B and C shares were both 4.66%.

**Average effective maturity is the average time remaining until scheduled repayment by issuers of portfolio securities.

We maintained a strong focus on high-quality, investment-grade bonds in the Delaware Tax-Free Colorado Fund. In our opinion, for most of the year, bonds of slightly lower credit quality did not offer enough additional income potential to offset the added risks of investing in lower rated securities. As of February 29, 2000, 80.5% of the bonds in Delaware Tax-Free Colorado Fund's portfolio were rated BBB or higher by Standard & Poor's. Toward the end of 1999 and into the beginning of 2000, we began to see the difference in yield between higher rated bonds and lower rated bonds move toward a more traditional relationship. If this trend continues, we may consider increasing our holdings of bonds of slightly lower quality, but still investment grade quality, that we believe have attractive income potential.

Hospital revenue bonds have been a strong focus for this Fund over the past few years. Historically, hospital and other medical bonds tend to perform well during a healthy economy. Recently, however, this has not been the case. As the U.S. government cuts funding for medical programs, hospital revenues have begun to decline. For this reason, over the past few months we have reduced our exposure to these securities.

Delaware Tax-Free New Mexico Fund

Over the past decade, we have seen retail, manufacturing and technology companies move into New Mexico, leading to broader economic diversification. A modest growth rate across the state has enabled New Mexico to maintain a comfortable level of economic stability.

Historically, however, this area of our nation has relied heavily on revenues from natural resources and mining. Weakness in the natural resource sector has created pockets of economic weakness across the state. Copper prices are at record lows, causing lay-offs and reduced prosperity in the southwestern portion of the state. In the southeastern portion of the state, where oil and gas production account for a large percentage of employment, the area suffered as gas and oil prices plummeted in early 1999. Over the past few months, however, oil prices have soared, pointing to what we expect to be a gradual but continual recovery.

New Mexico has experienced healthy population growth during the past few decades, outpacing national levels (Source: Bloomberg). As a result, an increase in residential dwellings has led us to focus on large single- and multi-family housing bonds. As of February 29, 2000, we held over 28% of the Fund's portfolio in housing issues.

"REGARDLESS OF MARKET CONDITIONS, MUNICIPAL BOND FUNDS HAVE THE POTENTIAL TO OFFER VALUABLE ASSET ALLOCATION BENEFITS WITHOUT ADDING TO YOUR TAXABLE INVESTMENT INCOME."*

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[TAX-EXEMPT INCOME ARTWORK]



Outlook

The U.S. seems to be the engine of growth for the entire world at this time. We believe strong forward momentum for the U.S. economy is likely to result in solid growth for the remainder of this year. We don't think this will create an inflationary environment if labor productivity continues to increase.

The Federal Reserve has been on a path of increasing short-term interest rates. From June, 1999 through March, 2000, there have been five one-quarter point increases in short-term interest rates. Clearly, the Federal Reserve's goal is to slow the pace of the U.S. economic climate to what it believes is a non-inflationary rate of growth.

We have seen some slowdown in the economy and the equity markets, as evidenced by the decline in the Dow Jones Industrial Average, which is down -12.56% for the six-month period ended February 29, 2000. We think longer term bonds--including municipal bonds--could potentially increase in price if the equity market remains subdued.

Regardless of market conditions, municipal bond funds have the potential to offer valuable asset allocation benefits without adding to your taxable investment income.* In our view, investors seeking to diversify their portfolios with generally less volatile investments will continue to find attractive opportunities in municipal bonds and municipal bond funds in the years to come.



*A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

FUND BASICS

FUND OBJECTIVE
Seeks as high a level of current income exempt from federal income tax and from Arizona personal income tax, as is consistent with preservation of capital.

Total Fund Assets
$20.96 million

Number of Holdings
20

Fund Start Date
March 2, 1995

Your Fund Manager
Andrew M. McCullagh joined Delaware Investments in 1997, after holding investment management positions at Kirchner, Moore & Co. He holds a bachelor's degree from Washington College and a graduate certificate in public finance from the University of Michigan.

NASDAQ Symbols
Class A DVAAX
Class B DVATX
Class C DVAZX

DELAWARE TAX-FREE ARIZONA
FUND PERFORMANCE


Average Total Returns
Through February 29, 2000                                 Lifetime    One Year
--------------------------------------------------------------------------------
Class A (Est. 3/2/95)
   Excluding Sales Charge                                  +5.61%      -6.94%
   Including Sales Charge                                  +4.80%     -10.42%
--------------------------------------------------------------------------------
Class B (Est. 6/29/95)
   Excluding Sales Charge                                  +4.21%      -7.65%
   Including Sales Charge                                  +3.86%     -11.18%
--------------------------------------------------------------------------------
Class C (Est. 5/13/95)
   Excluding Sales Charge                                  +4.42%      -7.63%
   Including Sales Charge                                  +4.42%      -8.51%
--------------------------------------------------------------------------------
Returns reflect reinvestment of distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C results excluding sales charge assume either that contingent sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

Class A shares have a 3.75% maximum front-end sales charge and a 12b-1 fee.

Class B shares do not have a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are also subject to a contingent deferred sales charge of up to 4% if redeemed before the end of the sixth year.

Class C shares have a 1% annual distribution and service fee. If redeemed within 12 months, a 1% contingent deferred sales charge applies.

An expense limitation was in effect for all classes of Delaware Tax-Free Arizona Fund during the period. Performance would have been lower if the expense limitation was not in effect.

FUND BASICS                           DELAWARE TAX-FREE ARIZONA INSURED
                                      FUND PERFORMANCE
Fund Objective
Seeks as high a level of current      Average Total Returns
income exempt from federal            Through February 29, 2000                    Lifetime   Five Years   One Year
income tax and from Arizona           -----------------------------------------------------------------------------
personal income tax, as               Class A (Est. 4/1/91)
is consistent with preservation          Excluding Sales Charge                     +6.41%      +5.11%       -3.71%
of capital.                              Including Sales Charge                     +5.96%      +4.31%       -7.32%
                                      -----------------------------------------------------------------------------
Total Fund Assets                     Class B (Est. 3/10/95)
$151.84 million                          Excluding Sales Charge                     +4.44%                   -4.44%
                                         Including Sales Charge                     +4.10%                   -8.11%
Number of Holdings                    -----------------------------------------------------------------------------
65                                    Class C (Est. 5/26/94)
                                         Excluding Sales Charge                     +4.50%      +4.28%       -4.43%
Fund Start Date                          Including Sales Charge                     +4.50%      +4.28%       -5.35%
April 1, 1991                         -----------------------------------------------------------------------------
                                      Returns reflect reinvestment of distributions and any applicable sales charges
Your Fund Manager                     as noted below. Returns and share values will fluctuate so that shares, when
Andrew M. McCullagh                   redeemed, may be worth more or less than their original cost. Class B and C results excluding sales charge assume either that contingent sales charges did
NASDAQ Symbols                        not apply or the investment was not redeemed. Past performance is not a
Class A   VAZIX                       guarantee of future results.
Class B   DVABX
Class C   DVACX                       Class A shares have a 3.75% maximum front-end sales charge and a 12b-1 fee.

                                      Class B shares do not have a front-end sales charge, but are subject to a 1%
                                      annual distribution and service fee. They are also subject to a contingent deferred sales charge of up to 4% if redeemed before the end of the sixth year.

                                      Class C shares have a 1% annual distribution and service fee. If redeemed within 12 months, a
                                      1% contingent deferred sales charge applies.

                                      An expense limitation was in effect for all classes of Delaware Tax-Free Arizona Insured Fund during the period. Performance would have been lower if the expense limitation was not in effect.



(Tax-Exempt Income Artwork)

FUND BASICS                                   DELAWARE TAX-FREE CALIFORNIA
                                              FUND PERFORMANCE
                                              Average Total Returns
Fund Objective                                Through February 29, 2000                        Lifetime    One Year
Seeks as high a level of current              --------------------------------------------------------------------------------
income exempt from federal                    Class A (Est. 3/2/95)
income tax and from California                   Excluding Sales Charge                         +5.38%      -8.29%
personal income tax, as is                       Including Sales Charge                         +4.57%     -11.75%
consistent with preservation                  --------------------------------------------------------------------------------
of capital.                                   Class B (Est. 8/23/95)
                                                 Excluding Sales Charge                         +4.86%      -8.96%
Total Fund Assets                                Including Sales Charge                         +4.49%     -12.44%
$39.45 million                                --------------------------------------------------------------------------------
                                              Class C (Est. 4/9/96)
Number of Holdings                               Excluding Sales Charge                         +4.16%      -8.97%
38                                               Including Sales Charge                         +4.16%      -9.84%
                                              --------------------------------------------------------------------------------
Fund Start Date                               Returns reflect reinvestment of distributions and any applicable sales charges
March 2, 1995                                 as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C
Your Fund Manager                             results excluding sales charge assume either that contingent sales charges did
Andrew M. McCullagh                           not apply or the investment was not redeemed. Past performance is not a guarantee of future results.
NASDAQ Symbols
Class A    DVTAX                              Class A shares have a 3.75% maximum front-end sales charge and a 12b-1 fee.
Class B    DVTFX
Class C    DVFTX                              Class B shares do not have a front-end sales charge, but are subject to a 1%
                                              annual distribution and service fee. They are also subject to a contingent deferred sales charge of up to 4% if redeemed before the end of the sixth year.

                                              Class C shares have a 1% annual distribution and service fee. If redeemed within 12 months, a 1% contingent deferred sales charge applies.

                                              An expense limitation was in effect for all classes of Delaware Tax-Free California
                                              Fund during the period. Performance would have been lower if the expense limitation was not in effect.

                                        9



FUND BASICS                                   DELAWARE TAX-FREE CALIFORNIA INSURED
                                              FUND PERFORMANCE
Fund Objective                                Average Total Returns
Seeks as high a level of current              Through February 29, 2000                      Lifetime  Five Years     One Year
income exempt from federal                    ---------------------------------------------------------------------------------
income tax and from California                Class A (Est. 10/15/92)
personal income tax, as is                       Excluding Sales Charge                        +5.50%      +5.13%       -4.49%
consistent with preservation                     Including Sales Charge                        +4.95%      +4.33%       -8.05%
of capital.                                   ---------------------------------------------------------------------------------
                                              Class B (Est. 3/1/94)
Total Fund Assets                                Excluding Sales Charge                        +3.65%      +4.55%       -5.20%
$29.85 million                                   Including Sales Charge                        +3.52%      +4.21%       -8.84%
                                              ---------------------------------------------------------------------------------
Number of Holdings                            Class C (Est. 4/12/95)
25                                               Excluding Sales Charge                        +3.95%                   -5.22%
                                                 Including Sales Charge                        +3.95%                   -6.13%
Fund Start Date                               ---------------------------------------------------------------------------------
October 15, 1992                              Returns reflect reinvestment of distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when
Your Fund Manager                             redeemed, may be worth more or less than their original cost. Class B and C
Andrew M. McCullagh                           results excluding sales charge assume either that contingent sales charges did not apply or the investment was not redeemed. Past performance is not a
NASDAQ Symbols                                guarantee of future results.
Class A   VCINX
Class B   DVNBX                               Class A shares have a 3.75% maximum front-end sales charge and a 12b-1 fee.
Class C   DVNCX
                                              Class B shares do not have a front-end sales charge, but are subject to a 1%
                                              annual distribution and service fee. They are also subject to a contingent deferred sales charge of up to 4% if redeemed before the end of the sixth year.

                                              Class C shares have a 1% annual distribution and service fee. If redeemed within
                                              12 months, a 1% contingent deferred sales charge applies.

                                              An expense limitation was in effect for all classes of Delaware Tax-Free
                                              California Insured Fund during the period. Performance would have been lower if the expense limitation was not in effect.

(Tax-Exempt Income Artwork)


FUND BASICS                                   DELAWARE TAX-FREE COLORADO
                                              FUND PERFORMANCE
                                              Average Total Returns
Fund Objective                                Through February 29, 2000             Lifetime    10 Years    Five Years   One Year
Seeks as high a level of current              ------------------------------------------------------------------------------------
income exempt from federal                    Class A (Est. 4/23/87)
income tax and from Colorado                     Excluding Sales Charge              +6.96%      +6.47%       +5.23%      -6.73%
personal income tax, as is                       Including Sales Charge              +6.64%      +6.06%       +4.42%     -10.25%
consistent with preservation                  ------------------------------------------------------------------------------------
of capital.                                   Class B (Est. 3/22/95)
                                                 Excluding Sales Charge              +4.26%                               -7.42%
Total Fund Assets                                Including Sales Charge              +3.92%                              -10.97%
$317.91 million                               ------------------------------------------------------------------------------------
                                              Class C (Est. 5/6/94)
Number of Holdings                               Excluding Sales Charge              +4.40%                   +4.39%      -7.43%
85                                               Including Sales Charge              +4.40%                   +4.39%      -8.31%
                                              ------------------------------------------------------------------------------------
Fund Start Date
April 23, 1987                                Returns reflect reinvestment of distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when
Your Fund Manager                             redeemed, may be worth more or less than their original cost. Class B and C
Andrew M. McCullagh                           results excluding sales charge assume either that contingent sales charges did not apply or the investment was not redeemed. Past performance is not a
NASDAQ Symbols                                guarantee of future results.
Class A  VCTFX
Class B  DVBTX                                Class A shares have a 3.75% maximum front-end sales charge and a 12b-1 fee.
Class C  DVCTX
                                              Class B shares do not have a front-end sales charge, but are subject to a 1%
                                              annual distribution and service fee. They are also subject to a deferred sales charge of up to 4% if redeemed before the end of the sixth year.

                                              Class C shares have a 1% annual distribution and service fee. If shares are redeemed within 12 months, a 1% contingent deferred sales charge applies.

FUND BASICS                                   DELAWARE TAX-FREE NEW MEXICO
                                              FUND PERFORMANCE
                                              Average Total Returns
Fund Objective                                Through February 29, 2000                    Lifetime  Five Years     One Year
Seeks as high a level of current              -------------------------------------------------------------------------------
income exempt from federal                    Class A (Est. 10/5/92)
income tax and from New Mexico                   Excluding Sales Charge                     +5.73%      +5.23%       -4.36%
personal income tax, as is                       Including Sales Charge                     +5.18%      +4.43%       -7.93%
consistent with preservation of               -------------------------------------------------------------------------------
capital.                                      Class B (Est. 3/3/94)
                                                 Excluding Sales Charge                     +3.81%      +4.48%       -5.07%
Total Fund Assets                                Including Sales Charge                     +3.68%      +4.14%       -8.71%
$22.05 million                                -------------------------------------------------------------------------------
                                              Class C (Est. 5/7/96)
Number of Holdings                               Excluding Sales Charge                     +3.96%                   -5.16%
25                                               Including Sales Charge                     +3.96%                   -6.07%

Fund Start Date                               Returns reflect reinvestment of distributions and any applicable sales charges
October 15, 1992                              as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C
Your Fund Manager                             results excluding sales charge assume either that contingent sales charges did
Andrew M. McCullagh                           not apply or the investment was not redeemed. Past performance is not a guarantee of future results.
NASDAQ Symbols
Class A  VNMTX                                Class A shares have a 3.75% maximum front-end sales charge and a 12b-1 fee.
Class B  DVWBX
Class C  DVWCX                                Class B shares do not have a front-end sales charge, but are subject to a 1%
                                              annual distribution and service fee. They are also subject to a contingent deferred sales charge of up to 4% if redeemed before the end of the sixth year.

                                              Class C shares have a 1% annual distribution and service fee. If redeemed within
                                              12 months, a 1% contingent deferred sales charge applies.


(Tax-Exempt Income Artwork)

Statement of Net Assets

DELAWARE TAX-FREE ARIZONA FUND

                                                        Principal    Market
February 29, 2000 (Unaudited)                            Amount      Value
--------------------------------------------------------------------------------
Municipal Bonds - 98.47%
General Obligation Bonds - 9.75%
Eagle Mountain Community Facility District
   6.50% 7/1/21 ...................................    $1,010,000  $1,040,684
Via Linda Community Facilities
   (Scottsdale, Arizona) 5.75% 7/15/23 ............     1,155,000   1,001,835
                                                                    ---------
                                                                    2,042,519
                                                                    ---------
Hospitals Revenue Bonds - 12.06%
Maricopa County, Arizona Hospital Revenue
   (Sun Health Corp.) 5.30% 4/1/29 ................     1,000,000     753,310
Show Low, Arizona Industrial Development
   Authority Hospital Revenue (Navapache
   Regional Medical Center) Series A
   5.50% 12/1/17 ..................................     1,100,000   1,019,513
Winslow, Arizona Industrial Development
   Authority Hospital Revenue (Winslow
   Memorial Hospital Project)
   5.50% 6/1/22 ...................................     1,000,000     755,350
                                                                    ---------
                                                                    2,528,173
                                                                    ---------
Housing Revenue Bonds - 28.92%
Maricopa County, Arizona Industrial
   Development Authority Single Family
   Housing Revenue 6.625% 7/1/21
   (GNMA/FNMA) ....................................     1,000,000   1,016,690
Peoria Casa Del Rio Multi Family Housing
   7.30% 2/20/28 ..................................       500,000     526,830
Pima County, Arizona Industrial Development
   Series A 7.25% 7/1/25 ..........................       500,000     523,590
Pima County, Arizona Industrial Development
   Authority Multifamily Revenue Housing
   (Willowick Apartments Project)
   5.50% 3/1/28 ...................................       500,000     452,825
Pima County, Arizona Industrial Development
   Authority Singlefamily Revenue Housing
   6.10% 5/1/31 (GNMA/FNMA) .......................     1,500,000   1,455,135

                                                        Principal    Market
                                                         Amount      Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Pima County, Arizona Industrial Development
   Authority Singlefamily Revenue Housing
   Series A 5.20% 5/1/31 ..........................    $2,000,000  $1,700,560
Tucson Industrial Development Authority
   (Los Portales Apartment) 5.90% 12/20/31
   (GNMA) .........................................       400,000     384,988
                                                                    ---------
                                                                    6,060,618
                                                                    ---------
Lease/Certificates of Participation - 8.13%
Guadalupe, Arizona Municipal Property
   Revenue 5.30% 7/1/18 ...........................       905,000     757,232
Sedona, Arizona Partner Series 1999
   5.75% 7/1/16 ...................................     1,000,000     947,270
                                                                    ---------
                                                                    1,704,502
                                                                    ---------
Pollution Contol Revenue Bonds - 8.62%
Coconimo County, Arizona (Nevada Power)
   6.375% 10/1/36 .................................     1,250,000   1,154,987
Maricopa County, Arizona
   5.75% 11/1/22 ..................................       750,000     652,560
                                                                    ---------
                                                                    1,807,547
                                                                    ---------
Territorial Revenue Bonds - 12.57%
Virgin Islands, Public Finance Authority
   Revenue (Senior Lien) Series A
   5.50% 10/1/22 ..................................       750,000     673,958
   6.125% 10/1/29 .................................     2,000,000   1,961,080
                                                                    ---------
                                                                    2,635,038
                                                                    ---------
Other Revenue Bonds - 18.42%
ABSL 1999-A A 7.25% 7/1/18 ........................     2,960,817   2,897,899
Arizona Student Loan Acquisition Authority
   Revenue Series B 6.15% 5/1/29 ..................     1,000,000     961,950
                                                                    ---------
                                                                    3,859,849
                                                                    ---------
Total Municipal Bonds
   (cost $22,161,571) .............................                20,638,246
                                                                   ----------

Delaware Tax-Free Arizona Fund
--------------------------------------------------------------------------------
Total Market Value of Securities - 98.47%
   (cost $22,161,571) .............................               $20,638,246
Receivables and Other Assets
   Net of Liabilities - 1.53% .....................                   320,473
                                                                   ----------

Net Assets Applicable to 2,143,828
   Shares Outstanding - 100.00% ...................               $20,958,719
                                                                   ----------

Net Asset Value - Delaware Tax-Free Arizona Fund
   A Class ($14,317,588 / 1,464,551 shares) .......                     $9.78
Net Asset Value - Delaware Tax-Free Arizona Fund
   B Class ($4,982,006 / 509,898 shares) ..........                     $9.77
Net Asset Value - Delaware Tax-Free Arizona Fund
   C Class ($1,659,125 / 169,379 shares) ..........                     $9.80

Summary of Abbreviations:
FNMA - Insured by the Federal National Mortgage Association
GNMA - Insured by the Government National Mortgage Association

Components of Net Assets at February 29, 2000:
Shares of Beneficial Interest (unlimited
   authorization - no par) ........................               $23,325,028
Accumulated net realized loss on investments ......                  (842,984)
Net unrealized depreciation of investments ........                (1,523,325)
                                                                   ----------
Total net assets ..................................               $20,958,719
                                                                   ----------

Net Asset Value and Offering Price per Share -
Delaware Tax-Free Arizona Fund
Net asset value A Class (A) .......................                    $9.78
Sales charge (3.75% of offering price or
   3.89% of amount invested per share) (B) ........                     0.38
                                                                   ----------
Offering price ....................................                   $10.16
                                                                   ----------
----------------------
(A) Net asset value per share illustrated is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See current prospectus for purchases of $100,000 or more.

                             See accompanying notes

DELAWARE TAX-FREE ARIZONA INSURED FUND

                                                        Principal    Market
February 29, 2000 (Unaudited)                            Amount      Value
--------------------------------------------------------------------------------
Municipal Bonds - 99.04%
General Obligation Bonds - 22.90%
Chandler Refunding
   7.00% 7/1/12 (FGIC) ............................    $  805,000  $  835,848
Cochise County Unified School District
   7.50% 7/1/10 (FGIC) ............................     1,000,000   1,165,340
Maricopa County Chandler Unified
   School District #80
   5.80% 7/1/12 (FGIC) ............................       135,000     137,633
   5.85% 7/1/13 (FGIC) ............................     1,380,000   1,412,057
Maricopa County Creighton Elementary
   Unified School District #114 Series 91
   6.50% 7/1/8 (FGIC) .............................     1,000,000   1,084,760
Maricopa County Madison Unified School
   District #38 5.80% 7/1/15 (MBIA) ...............     3,150,000   3,160,017
Maricopa County Osborn Unified School
   District #8 5.88% 7/1/14 (FGIC) ................     2,000,000   2,037,360
Maricopa County Peoria Unified
   School District #11
   7.00% 7/1/10 (AMBAC) ...........................     1,000,000   1,035,050
   5.50% 7/1/15 (FGIC) ............................     4,300,000   4,199,638
Maricopa County Queens Creek
   Unified School District #95
   5.70% 7/1/14 (AMBAC) ...........................     4,440,000   4,455,407
Maricopa County School District #3 Tempe
   Elementary Series E
   5.70% 7/1/16 (FGIC) ............................     1,025,000   1,021,679
Mohave County Unified School District #1
   (Lake Havasu) 5.90% 7/1/15 (FGIC) ..............     5,000,000   5,048,600
Phoenix, Arizona 6.375% 7/1/13 (MBIA) .............     2,000,000   2,089,360
Pinal County Apache Junction Unified School
   District #43 5.85% 7/1/15 (FGIC) ...............     2,000,000   2,012,900
Tucson, Arizona 6.10% 7/1/12 (FGIC) ...............     4,890,000   5,075,429
                                                                   ----------
                                                                   34,771,078
                                                                   ----------
Higher Education Revenue Bonds - 6.11%
Arizona State University System
   6.125% 7/1/15 (MBIA) ...........................     1,500,000   1,518,930
Glendale, Arizona Industrial Development
   Authority Educational Facilities
   (American Graduate School International)
   5.625 7/1/20 (Connie Lee) ......................     1,000,000     958,460
   5.875% 7/1/15 (Connie Lee) .....................     3,000,000   3,027,240
Glendale, Arizona Industrial Development
   Authority (Midwestern University) Series A
   6.00% 5/15/26 (Connie Lee) .....................       630,000     629,105
University of Arizona
   6.25% 6/1/11 (AMBAC) ...........................     3,000,000   3,133,410
                                                                   ----------
                                                                    9,267,145
                                                                   ----------

                                                        Principal    Market
                                                         Amount      Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
Hospital Revenue Bonds - 23.70%
Arizona Health Facilities Hospital Revenue
   (Northern Arizona Healthcare)
   4.75% 10/1/30 (AMBAC) ..........................   $ 6,500,000 $ 5,205,524
Maricopa County Industrial Development
   Authority (Baptist Hospital)
   5.50% 9/1/13 (MBIA) ............................     3,080,000   3,014,026
   5.50% 9/1/16 (MBIA) ............................     1,000,000     958,180
Maricopa County Industrial Development
   Authority (Pennington Gardens) Series A
   6.30% 9/20/38 (GNMA) ...........................     3,715,000   3,688,215
Mesa, Arizona Industrial Development
   Authority (Discovery Health)
   5.625% 1/1/29 (MBIA) ...........................    14,000,000  13,083,420
Mesa, Arizona Industrial Development
   Authority Revenue (Lutheran Health Systems)
   Series A-1 5.00% 10/1/19 (MBIA) ................     1,250,000   1,116,150
Mohave County Industrial Development
   Authority (Chris/Silver Ridge)
   6.375% 11/1/31 (GNMA) ..........................     1,300,000   1,307,501
Phoenix, Arizona Industrial Development
   Authority Hospital Revenue (John C.
   Lincoln Health) Series B
   5.75% 12/1/16 (Connie Lee) .....................     4,110,000   4,018,922
Pima County Tucson Medical Center
   6.375% 4/1/12 (MBIA) ...........................     1,000,000   1,045,420
Pima Industrial Development Authority
   Health Care (St Mary & St Joseph
   Hospitals) 6.75% 7/1/10 (MBIA) .................     1,000,000   1,043,220
University of Arizona Medical Center
   6.25% 7/1/10 (MBIA) ............................     1,445,000   1,509,216
                                                                   ----------
                                                                   35,989,794
                                                                   ----------
Housing Revenue Bonds - 13.10%
Chandler Industrial Development Authority
   Multifamily Housing (Hacienda Apartments)
   5.90% 7/20/15 (GNMA) ...........................     1,060,000   1,061,897
Maricopa County, Arizona Industrial
   Development Authority Multifamily
   Housing Revenue (Villas De Merced
   Apartments Project)
   5.50% 12/20/37 (MBIA) ..........................     1,145,000   1,012,833
Maricopa County, Arizona Industrial
   Development Authority Multifamily Housing
   Revenue (Whispering Palms Apartments)
   5.90% 7/1/29 (MBIA) ............................     1,205,000   1,157,872
Maricopa County, Arizona Industrial
   Development (Metro Gardens-Mesa Ridge
   Project) 5.15% 7/1/29 (MBIA) ...................     2,600,000   2,233,322

Delaware Tax-Free Arizona                               Principal    Market
Insured Fund                                             Amount      Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Pima County, Arizona Industrial Development
   Authority Multifamily Housing Revenue
   (La Hacienda Project)
   7.00% 12/20/31 (GNMA) ..........................   $ 1,290,000 $ 1,380,365
Pima County, Arizona Industrial Development
   Authority Multifamily Housing Revenue
   (Nova and Villa Projects)
   5.20% 12/20/31 (GNMA) ..........................     1,780,000   1,594,649
   5.20% 12/20/31 (GNMA) ..........................     1,000,000     863,770
Pima County, Arizona Industrial Development
   Authority Multifamily Housing Revenue
   (Sunbriar Apartments Project)
   7.25% 7/1/25 (MBIA) ............................     1,225,000   1,282,796
Phoenix, Arizona Industrial Development
   Authority Multifamily Housing Revenue
   (Ventana Palms Apartments)
   6.20% 10/1/34 (MBIA) ...........................       940,000     925,468
   6.15% 10/1/29 (MBIA) ...........................       510,000     505,165
Tucson Industrial Development Authority
   (Los Portales Apartment)
   5.90% 12/20/31 (GNMA) ..........................     3,870,000   3,724,759
Yuma, Arizona Industrial Development
   Authority Multifamily Revenue
   6.10% 9/20/19 (GNMA) ...........................     2,340,000   2,337,262
Yuma, Arizona Industrial Development
   Authority Multifamily Revenue
   (Regency Apartments)
   5.50% 12/20/32 (GNMA) ..........................     2,000,000   1,812,400
                                                                   ----------
                                                                   19,892,558
                                                                   ----------
Lease/Certificates of Participation -- 5.16%
Oro Valley Certificate of Paticipation
   5.75% 7/1/11 (MBIA) ............................     1,000,000   1,028,170
   5.75% 7/1/17 (MBIA) ............................     1,000,000     989,110
Scottsdale Municipal Property Corporation
   Lease 6.25% 11/1/14 (FGIC) .....................     3,900,000   3,962,478
University of Arizona Parking & Student
   Housing Certificate of Participation
   5.75% 6/1/19 (AMBAC) ...........................     1,925,000   1,861,783
                                                                   ----------
                                                                    7,841,541
                                                                   ----------
Power Authority Revenue Bonds -- 8.70%
Mesa, Arizona Utility Systems Revenue
   5.25% 7/1/16 (FGIC) ............................    12,000,000  11,188,560
Salt River Agricultural Improvement & Power
   Project 6.25% 1/1/19 (FGIC) ....................     2,000,000   2,027,560
                                                                   ----------
                                                                   13,216,120
                                                                   ----------

                                                        Principal    Market
                                                         Amount      Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
*Pre-refunded / Escrowed to Maturity - 9.50%
Arizona Health Facilities Authority Hospital
   Systems (Phoenix Baptist Hospital &
   Medical Center) 6.25% 9/1/11 (Escrowed
   to Maturity) (MBIA) ............................   $ 2,000,000 $ 2,086,400
Chandler Refunding
   7.00% 7/1/12-01 (FGIC) .........................       195,000     202,985
Glendale, Arizona Industrial Development
   Authority Educational Facilities (American
   Graduate School International)
   7.00% 7/1/14-05 (Connie Lee) ...................     1,000,000   1,099,640
Maricopa County Hospital District #1
   6.125% 6/1/15-04 (FGIC) ........................     5,500,000   5,797,495
Maricopa County Paradise Valley
   Elementary School District #69
   6.40% 7/1/10-01 (MBIA) .........................     3,000,000   3,128,190
Phoenix, Arizona Street & Highway Project
   6.50% 7/1/9-02 (AMBAC) .........................     2,000,000   2,112,880
                                                                   ----------
                                                                   14,427,590
                                                                   ----------
Transportation Revenue Bonds -5.32%
Phoenix, Arizona Civic Improvement Airport
   Revenue Senior Lien (Series A)
   5.00% 7/1/25 (FSA) .............................     1,000,000     847,940
Puerto Rico Commonwealth Highway and
   Transportation Authority Revenue,
   Series A 5.00% 7/1/38 (MBIA) ...................     5,800,000   4,872,986
Tucson Airport Authority Revenue
   5.70% 6/1/13 (MBIA) ............................     2,350,000   2,357,143
                                                                   ----------
                                                                    8,078,069
                                                                   ----------
Water & Sewer Revenue Bonds -3.20%
Chandler Water & Sewer Revenue
   7.00% 7/1/12 (FGIC) ............................     1,000,000   1,032,050
Gilbert Water & Waste Water Revenue
   6.50% 7/1/12 (FGIC) ............................     1,000,000   1,062,510
   6.50% 7/1/22 (FGIC) ............................     2,650,000   2,764,242
                                                                   ----------
                                                                    4,858,802
                                                                   ----------
Other Revenue Bonds -1.35%
Maricopa County Stadium District
   5.50% 7/1/13 (MBIA) ............................     1,150,000   1,136,016
Prescott Valley Arizona Property Corporate
   Municipal Facilities Revenue
   5.125% 1/1/18 (FGIC) ...........................     1,000,000     910,010
                                                                   ----------
                                                                    2,046,026
                                                                   ----------
Total Municipal Bonds
   (cost $151,870,955) ............................                150,388,723
                                                                   -----------

Delaware Tax-Free Arizona                                 Number      Market
Insured Fund                                            of Shares      Value
--------------------------------------------------------------------------------
Short-Term Investments - 0.24%
Wells Fargo National Tax-Free Money
   Market Fund .......................................   365,042  $    365,042
                                                                  ------------
Total Short-Term Investments
   (cost $365,042) ...................................                 365,042
                                                                  ------------
Total Market Value of Securities - 99.28%
   (cost $152,235,997) ...............................            $150,753,765
                                                                  ------------
Receivables and Other Assets
   Net of Liabilities - 0.72% ........................               1,090,693
                                                                  ------------
Net Assets Applicable to 14,320,099
   Shares Outstanding - 100.00% ......................            $151,844,458
                                                                  ============
Net Asset Value - Delaware Tax-Free Arizona
   Insured Fund A Class
   ($144,312,461 / 13,609,827 shares) ................                  $10.60
                                                                        ------
Net Asset Value - Delaware Tax-Free Arizona
   Insured Fund B Class
   ($6,128,789 / 578,023 shares) .....................                  $10.60
                                                                        ------
Net Asset Value - Tax-Free Arizona
   Insured Fund C Class
   ($1,403,208 / 132,249 shares) .....................                  $10.61
                                                                        ------
---------------
* For Pre-Refunded Bonds, the stated maturity is followed by the year in which each bond is pre-refunded.

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Indemnity Corporation
Connie Lee - Insured by the College Construction Insurance Association FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by the Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association

--------------------------------------------------------------------------------
Components of Net Assets at February 29, 2000:
Shares of Beneficial Interest (unlimited
   authorization - no par) ...................................   $155,169,103
Accumulated net realized loss
   on investments ............................................     (1,842,413)
Net unrealized depreciation of investments ...................     (1,482,232)
                                                                 ------------
Total Net Assets .............................................   $151,844,458
                                                                 ============

Net Asset Value and Offering Price Per Share -
Delaware Tax-Free Arizona Insured Fund
Net asset value A Class (A) ..................................        $10.60
Sales charge (3.75% of offering price or
   3.87% of amount invested per share) (B) ...................         $0.41
                                                                      ------
Offering price ...............................................        $11.01
                                                                      ======
-----------------
(A) Net asset value per share illustrated is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See current prospectus for purchases of $100,000 or more.

See accompanying notes.

DELAWARE TAX-FREE CALIFORNIA FUND

                                                         Principal      Market
February 29, 2000 (Unaudited)                              Amount       Value
--------------------------------------------------------------------------------
Municipal Bonds - 98.27%
Higher Education Revenue Bonds - 8.32%
California Education (University Southern
   California) 5.50% 10/1/27 ........................  $1,000,000  $  934,210
San Francisco State University
   5.20% 7/1/19 .....................................   1,000,000     873,230
San Francisco State University Auxiliary
   Organization 5.25% 7/1/32 ........................   1,750,000   1,477,140
                                                                   ----------
                                                                    3,284,580
                                                                   ----------
Hospital Revenue Bonds - 8.09%
San Benito, California Health Care Revenue
   5.45% 10/1/28 ....................................   2,500,000   1,858,175
Sierra View Local Health Care District
   California Revenue 5.25% 7/1/18 ..................   1,500,000   1,334,775
                                                                   ----------
                                                                    3,192,950
                                                                   ----------
Housing Revenue Bonds - 21.97%
Abag Finance Authority of California
   5.80% 10/1/19 ....................................     875,000     840,368
California Rural Home Revenue
   5.30% 6/1/19 (AMT) ...............................   1,750,000   1,599,658
Chula Vista, California Multi Housing
   Revenue 5.30% 7/1/32 .............................   1,000,000     883,870
Fairfield, California Housing Authority
   5.625% 9/1/23 ....................................   1,000,000     870,470
Monterey County, California Housing
   Revenue 5.00% 7/1/19 .............................   2,260,000   1,963,307
San Marcos, California Redevelopment
   Agency Tax Allocation Affordable Housing
   Project Series A 6.00% 10/1/27 ...................     530,000     510,634
Stanton, California Multifamily Revenue
   5.625% 8/1/29 ....................................   2,000,000   2,000,600
                                                                   ----------
                                                                    8,668,907
                                                                   ----------
Lease/Certificates of Participation - 29.54%
California State Public Works Board Lease
   Revenue 5.75% 11/1/24 ............................   1,000,000     976,740
California Statewide Community Development
   Authority Partnership 5.375% 4/1/17 ..............   4,000,000   3,285,400
Del Mar, California School District
   5.25% 9/1/29 .....................................   1,000,000     899,390
Duarte, California Certificates of Participation
   5.25% 4/1/24 .....................................   1,865,000   1,575,384
Orange County, California Water Distribution
   Certificate of Participation
   Series A 5.25% 8/15/22 ...........................   2,000,000   1,817,440
San Diego, California Certificate of
   Participation 5.70% 2/1/28 .......................   1,500,000   1,306,125
   6.25% 9/1/29 .....................................   1,000,000     944,890
Soledad Unified School District Financing
   Project 5.30% 5/1/19 .............................   1,000,000     850,380
                                                                   ----------
                                                                   11,655,749
                                                                   ----------

                                                        Principal    Market
                                                         Amount      Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
Other Revenue Bonds - 15.86%
El Monte, California Public Authority
   Tax Allocation Special Term (Multiple
   Redevelopment Project) 5.75% 6/1/28 ................  $880,000  $  741,101
Escondido, California Improvement Bond
   Act 1915 5.625% 9/2/18 .............................   500,000     449,735
La Mirada, California Redevelopment
   Agency Special Tax (Community Facilities
   District Number 89-1) 5.70% 10/1/20 ................   500,000     437,780
Lake Elisnore, California Public Financing
   Authority 5.50% 9/1/30 ............................. 1,000,000     814,530
   5.80% 9/2/15 ....................................... 1,125,000   1,041,941
Sacramento County, California Special Tax
   (Community Facilities District Number 1)
   5.70% 12/1/20 ......................................   500,000     433,950
San Diego, California Redevelopment
   Agency 6.40% 9/1/25 ................................ 1,000,000     962,380
Santa Ana, California Financing Authority
   Revenue (Inner City Commuter C)
   5.60% 9/1/19 .......................................   600,000     526,824
Turlock Public Funding, California
   5.45% 9/1/24 .......................................   500,000     415,040
Whittier, California Redevelopment Agency
   Tax Allocation (Whittier Boulevard)
   5.75% 11/1/28 ......................................   500,000     434,160
                                                                   ----------
                                                                    6,257,441
                                                                   ----------
Pollution Control Revenue Bonds - 4.66%
California Pollution Control Authority
   Facilities Revenue (Mobil Oil Project)
   5.50% 12/1/29 ......................................   500,000     448,330
California Pollution Revenue
   5.45% 9/1/29 ....................................... 1,500,000   1,388,490
                                                                   ----------
                                                                    1,836,820
                                                                   ----------
School District Revenue Bonds - 3.56%
Golden West Schools Financing Revenue
   5.80% 2/1/21 .......................................   400,000     402,392
   5.80% 2/1/23 .......................................   500,000     501,230
   5.80% 2/1/24 .......................................   500,000     500,615
                                                                   ----------
                                                                    1,404,237
                                                                   ----------
Transportation Revenue Bonds - 6.27%
Foothill/Eastern Corridor Agency Toll
   Road Revenue 5.38% 1/15/14 ......................... 1,000,000     991,740
Long Beach, California Harbor Revenue
   6.00% 5/15/11 ...................................... 1,000,000   1,057,600
Port Redwood City, California
   5.40% 6/1/19 .......................................   500,000     422,835
                                                                   ----------
                                                                    2,472,175
                                                                   ----------
Total Municipal Bonds
   (cost $42,853,185) .................................            38,772,859
                                                                   ----------

Delaware Tax-Free
California Fund
--------------------------------------------------------------------------------
Total Market Value of Securities - 98.27%
   (cost $42,853,185) .........................................  $38,772,859
Receivables and Other Assets
   Net of Liabilities - 1.73% .................................      680,584
                                                                 -----------
Net Assets Applicable to 4,033,754
   Shares Outstanding - 100.00% ...............................  $39,453,443
                                                                 ===========

Net Asset Value - Delaware Tax-Free California Fund A Class
   ($22,869,038 / 2,340,768 shares) ...........................        $9.77
                                                                       -----
Net Asset Value - Delaware Tax-Free California Fund B Class
   ($12,744,066 / 1,300,273 shares) ...........................        $9.80
                                                                       -----
Net Asset Value - Delaware Tax-Free California Fund C Class
   ($3,840,339 / 392,713 shares) ..............................        $9.78
                                                                       -----

Summary of Abbreviations:
AMT - Bonds subject to Alternative Minimum Tax

Components of Net Assets at February 29, 2000:
Shares of beneficial interest (unlimited
   authorization - no par) ....................................  $44,636,593
Distributions in excess of net
   investment income ..........................................         (742)
Accumulated net realized loss
   on investments .............................................   (1,102,082)
Net unrealized depreciation
   of investments .............................................   (4,080,326)
                                                                 -----------
Total net assets ..............................................  $39,453,443
                                                                 ===========

Net Asset Value and Offering Price Per Share -
   Delaware Tax-Free California Fund
Net asset value A Class (A) ...................................       $9.77
Sales charge (3.75% of offering price or
   3.89% of amount invested per share) (B) ....................        0.38
                                                                     ------
Offering price ................................................      $10.15
                                                                     ======

-----------------
(A) Net asset value per share illustrated is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See current prospectus for purchases of $100,000 or more.

                             See accompanying notes

DELAWARE TAX-FREE CALIFORNIA INSURED FUND

                                                         Principal      Market
February 29, 2000 (Unaudited)                              Amount       Value
--------------------------------------------------------------------------------
Municipal Bonds - 98.68%
General Obligation Bonds - 3.20%
Puerto Rico Municipal Finance Agency
   Series A 5.50% 8/1/23 (FSA) ......................  $1,000,000  $  955,620
                                                                   ----------
                                                                      955,620
                                                                   ----------
Hospital Revenue Bonds - 12.04%
California Health Facilities (San Diego
   Hospital) 6.20% 8/1/12 (MBIA) ....................   1,000,000   1,046,970
California State Public Works Board
   Department Health Services Series A
   5.625% 11/1/19 (MBIA) ............................   1,280,000   1,246,502
Oakland, California (Harrison Foundation)
   Series B 6.00% 1/1/29 (AMBAC) ....................   1,300,000   1,301,781
                                                                   ----------
                                                                    3,595,253
                                                                   ----------
Housing Revenue Bonds - 27.57%
California Housing Finance Agency
   Home Mortgage Revenue
   Series E 6.05% 8/1/16 (MBIA) .....................   1,000,000   1,004,300
California Housing Finance Agency
   Home Mortgage Revenue
   Series K 6.15% 8/1/16 (MBIA) .....................   1,100,000   1,115,774
California Housing Finance Agency Revenue
   Series E 6.75% 8/1/26 (MBIA) .....................   1,000,000   1,029,900
California Housing Finance Agency Revenue
   Series F 6.00% 8/1/17 (MBIA) .....................   1,000,000   1,007,060
California Housing Finance Agency Single
   Family Mortgage 6.00% 8/1/20 (AMT) ...............     900,000     889,515
California Rural Home Mortgage Finance
   Authority Single Family Mortgage Revenue
   7.95% 12/1/24 (AMBAC) ............................     985,000   1,064,007
Fresno, California Multifamily Housing
   Revenue (Woodlands Apartments
   Project) 6.65% 5/20/17 (GNMA) ....................   1,000,000   1,050,370
Ventura County, California Multifamily
   Housing Revenue (Glen Oaks Apartments)
   Series A 6.35% 7/20/34 (GNMA) ....................   1,057,000   1,069,843
                                                                   ----------
                                                                    8,230,769
                                                                   ----------
Lease/Certificates of Participation - 26.56%
Del Mar, California School District
   5.25% 9/1/29 (AMBAC) .............................   2,000,000   1,798,780
Placer County Water Agency Capital
   Improvement Projects
   5.50% 7/1/29 (AMBAC) .............................   2,000,000   1,865,180

                                                        Principal    Market
                                                         Amount      Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
Lease/Certificates of Participation (continued)
San Diego, California Convention Center
   Expansion Series A
   5.25% 4/1/11 (AMBAC) .............................  $2,000,000 $ 2,007,960
Santa Barbara, California Water Revenue
   Certificate of Participation
   6.70% 4/1/27 (AMBAC) .............................   1,000,000   1,045,490
Santa Clara, California Finance Authority
   7.75% 11/15/11 (AMBAC) ...........................   1,000,000   1,212,460
                                                                  -----------
                                                                    7,929,870
                                                                  -----------
Pollution Control Revenue Bonds - 1.55%
California Pollution Revenue
   5.45% 9/1/29 (MBIA) ..............................     500,000     462,830
                                                                  -----------
                                                                      462,830
                                                                  -----------
*Pre-Refunded Bonds - 5.36%
Inland Empire Solid Waste Authority
   6.00% 8/1/19-06 (FSA) ............................   1,500,000   1,600,635
                                                                  -----------
                                                                    1,600,635
                                                                  -----------
Transportation Revenue Bonds - 5.73%
Alameda Corridor Transportation Authority
   California Senior Lien Series A
   5.00% 10/1/29 (MBIA) .............................   1,000,000     853,480
San Francisco Airport Revenue
   5.00% 5/1/23 (FGIC) ..............................   1,000,000     855,770
                                                                  -----------
                                                                    1,709,250
                                                                  -----------
Water & Sewer Revenue Bonds - 6.86%
Calaveras County Water District Revenue
   6.125% 9/1/17 (AMBAC) ............................   1,000,000   1,028,690
Rancho Water District Finance Revenue
   5.90% 11/1/15 (FGIC) .............................   1,000,000   1,020,260
                                                                  -----------
                                                                    2,048,950
                                                                  -----------
Other Revenue Bonds - 9.81%
Culver City, California Redevelopment
   Finance Authority (Tax Allocation)
   Series A 5.60% 11/1/25 (FSA) .....................   2,000,000   1,893,240
Ontario Redevelopment Cimarron Project
   6.25% 8/1/15 (MBIA) ..............................   1,000,000   1,034,170
                                                                  -----------
                                                                    2,927,410
                                                                  -----------
Total Municipal Bonds
  (Cost $29,426,216) ................................             $29,460,587
                                                                  -----------

Delaware Tax-Free California
Insured Fund
--------------------------------------------------------------------------------
Total Market Value of Securities - 98.68%
   (cost $29,426,216) ........................................   $29,460,587
                                                                 -----------
Receivables and Other Assets
   Net of Liabilities - 1.32% ................................       392,718
                                                                 -----------
Net Assets Applicable to 2,945,635
   Shares Outstanding - 100.00% ..............................   $29,853,305
                                                                 ===========

Net Asset Value - Delaware Tax-Free California Insured Fund
   A Class ($22,973,523 / 2,266,785 shares) ..................        $10.13
                                                                      ------
Net Asset Value - Delaware Tax-Free California Insured Fund
   B Class ($6,453,586 / 636,631 shares) .....................        $10.14
                                                                      ------
Net Asset Value - Delaware Tax-Free California Insured Fund
   C Class ($426,196 / 42,219 shares) ........................        $10.09
                                                                      ------
-----------------
* For Pre-Refunded Bonds, the stated maturity is followed by the year in which each bond is pre-refunded.

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Indemnity Corporation
AMT - Bonds subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by the Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association

Components of Net Assets at February 29, 2000:
Shares of beneficial interest (unlimited
   authorization - no par) ...................................   $30,611,051
Accumulated net realized loss
   on investments ............................................      (792,117)
Net unrealized appreciation
   of investments ............................................        34,371
                                                                 -----------
Total net assets .............................................   $29,853,305
                                                                 ===========

--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -
Delaware Tax-Free California Insured Fund
Net asset value per share A Class (A) ........................       $10.13
Sales charge (3.75% of offering price or
   3.85% of amount invested per share) (B) ...................         0.39
                                                                     ------
Offering price ...............................................       $10.52
                                                                     ======

------------------
(A) Net asset value per share illustrated is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See current prospectus for purchases of $100,000 or more.

                             See accompanying notes

DELAWARE TAX-FREE COLORADO FUND

                                                         Principal      Market
February 29, 2000 (Unaudited)                              Amount       Value
--------------------------------------------------------------------------------
Municipal Bonds - 98.87%
General Obligation Bonds - 20.46%
Arapahoe, Colorado Water & Sanitation
   District Arapahoe County
   Series 1995A 6.00% 12/1/15 .....................   $ 8,010,000 $ 8,122,701
   Series 1995A 6.15% 12/1/19 .....................    10,075,000  10,144,718
Arapahoe County, Colorado School District #5
   Cherry Creek 5.50% 12/15/19 ....................     2,250,000   2,155,635
Central Platte Valley Metropolitan District
   5.20% 12/1/17 ..................................     7,950,000   7,172,172
Eagles Nest Metropolitan District
   6.50% 11/15/17 .................................     6,350,000   6,628,194
E-470 Business Metropolitan District
   5.125% 12/1/17 .................................     2,500,000   2,198,300
Galleria Metropolitan District
   7.25%12/1/09 ...................................     1,130,000   1,119,728
Highlands Ranch Metropolitan District #3
   5.30% 12/1/19 ..................................     1,500,000   1,316,220
Interlocken Metropolitan District
   5.625% 12/15/16 ................................     1,750,000   1,682,783
   5.625% 12/15/16 ................................     7,000,000   6,731,130
   5.75% 12/15/19 .................................     7,000,000   6,774,600
Interstate South Metropolitan District
   6.00% 12/1/20 ..................................     8,755,000   8,661,934
Jefferson County Metropolitan District
   Section 14 Series A 6.20% 12/1/13 ..............     2,250,000   2,320,425
                                                                   ----------
                                                                   65,028,540
                                                                   ----------
Higher Education Revenue Bonds - 1.63%
Colorado Springs, Colorado Revenue
   (Colorado College Project)
   5.375% 6/1/32 ..................................     5,820,000   5,189,985
                                                                   ----------
                                                                    5,189,985
                                                                   ----------
Hospital Revenue Bonds - 22.16%
Boulder County, Colorado Hospital Revenue
   Development (Longmont United Hospital)
   5.60% 12/1/27 ..................................     6,765,000   5,474,576
Boulder County, Colorado Hospital Revenue
   (Longmont United Project)
   5.875% 12/1/20 .................................     3,000,000   2,597,760
Colorado Health Facilities Authority
   (Baptist Home Association) Series A
   6.375% 8/15/24 .................................     3,250,000   2,836,373
Colorado Health Facilities Authority
   (Covenant Retirement) 6.75% 12/1/25 ............     4,150,000   4,094,598
Colorado Health Facilities Authority
   (National Benevolent Association)
   5.25% 2/1/28 ...................................     3,700,000   2,688,346
Colorado Health Facilities Authority
   (National Benevolent Association) Series A
   5.25% 1/1/27 ...................................     1,330,000     970,634
   6.90% 6/1/15 ...................................     1,085,000   1,088,515

                                                        Principal    Market
                                                         Amount      Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
Hospital Revenue Bonds (continued)
Colorado Health Facilities Authority
   (National Jewish Medical & Research Center)
   5.375% 1/1/23 ...................................  $ 4,945,000 $ 4,367,523
   5.375% 1/1/28 ...................................    3,230,000   2,739,395
   5.375% 1/1/29 ...................................    1,820,000   1,548,401
Colorado Health Facilities Authority
   (Parkview Hospital)
   6.00% 9/1/16 ....................................    4,000,000   3,658,160
   6.125% 9/1/25 ...................................    7,750,000   6,828,370
Colorado Health Facilities Authority
   (Parkview Medical Center Income Project)
   5.25% 9/1/18 ....................................    1,500,000   1,199,955
Colorado Health Facilities Authority
   (Rocky Mountain Adventist Healthcare)
   6.625% 2/1/13 ...................................   15,000,000  13,290,749
   6.625% 2/1/22 ...................................    5,885,000   4,995,600
Colorado Health Facilities Authority
   (Steamboat Springs Health)
   5.75% 9/15/22 ...................................    1,900,000   1,504,762
Colorado Health Facilities Authority
   (Vail Valley Medical Center Revenue)
   6.50% 1/15/13 ...................................    2,150,000   2,196,247
   6.60% 1/15/20 ...................................    7,500,000   7,631,475
Denver, Colorado Health & Hospital Revenue
   5.375% 12/1/27 ..................................    1,000,000     749,670
                                                                   ----------
                                                                   70,461,109
                                                                   ----------
Housing Revenue Bonds - 17.40%
Adams County, Colorado Housing Authority
   Mortgage Revenue (Aztec Villa Apartments
   Project) 5.85% 12/1/27 ..........................    1,825,000   1,733,768
Adams County Housing Authority Mortgage
   Revenue (Greenbriar Project)
   6.75% 7/1/21 ....................................    1,730,000   1,771,780
Aurora Housing Authority Multifamily Revenue
   5.60% 07/1/19 ...................................    2,635,000   2,437,085
   5.70% 07/1/23 ...................................    1,535,000   1,421,272
Boulder County, Colorado Housing Authority
   Revenue 4.75% 12/1/28 ...........................    2,500,000   2,048,450
Burlingame, Colorado Multifamily Housing
   Revenue 6.00% 11/1/29 ...........................    2,500,000   2,425,700
Colorado Housing & Finance Authority
   5.20% 10/1/30 ...................................    1,710,000   1,492,505
   6.05% 10/1/32 ...................................    1,535,000   1,494,476
   6.15% 10/1/41 ...................................    1,590,000   1,541,282
Colorado Housing & Finance Authority
   Series A-3 5.85% 10/1/28 (FHA) ..................    4,000,000   3,813,400
   Series A-3 6.25% 10/1/26 ........................    8,530,000   8,637,222
   Series B-3 5.65% 10/1/28 ........................    3,880,000   3,639,983
   Series C-3 6.10% 10/1/28 ........................    4,120,000   4,144,308

                                                         Principal     Market
Delaware Tax-Free Colorado Fund                            Amount      Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Eaglebend Affordable Housing Corporation
   Multifamily Revenue
   Series A 6.20% 07/1/12 ..........................  $ 1,000,000  $  970,590
   Series A 6.40% 07/1/17 ..........................    1,000,000     954,630
   Series A 6.45% 07/1/21 ..........................    1,000,000     950,010
Englewood Colorado Multifamily
   (Marks Apartments)
   Series B 6.00% 12/15/18 .........................    8,295,000   8,138,473
   Series 96 6.65% 12/1/26 .........................    5,700,000   5,553,453
Pueblo County Single Family Mortgage
   Revenue Series 1994A
   7.05% 11/1/27 (GNMA) ............................    2,115,000   2,161,953
                                                                   ----------
                                                                   55,330,340
                                                                   ----------
Lease/Certificates of Participation - 2.38%
Broomfield, Colorado Certificate of
   Participation 6.00% 12/1/29 .....................    1,750,000   1,747,393
Colorado Educational & Cultural Facilities
   Authority Revenue (Aspen Foundation
   Colorado) 6.50% 7/1/24 ..........................    1,710,000   1,555,125
Conejos & Alamosa Counties, Colorado School
   District Region 11 6.50% 4/1/11 .................    1,700,000   1,676,200
Greeley Building Authority Certificates of
   Participation 6.10% 8/15/16 .....................    2,600,000   2,589,210
                                                                   ----------
                                                                    7,567,928
                                                                   ----------
Power Authority Revenue Bonds - 2.57%
Platte River Power Authority Power Revenue
   Series BB 6.125% 6/1/14 .........................    5,000,000   5,095,550
Puerto Rico Electric Power Authority Power
   Revenue Series DD 5.00% 7/1/28 ..................    3,680,000   3,085,202
                                                                   ----------
                                                                    8,180,752
                                                                   ----------
Territorial Revenue Bonds - 3.08%
Virgin Islands Public Finance Authority
   Revenue 6.125% 10/1/29 ..........................   10,000,000   9,805,400
                                                                   ----------
                                                                    9,805,400
                                                                   ----------
Transportation Revenue Bonds - 6.46%
Arapahoe County Colorado Capital
   Improvement Trust Highway Revenue
   6.15% 08/31/26 (MBIA) ...........................    8,530,000   8,552,349
Denver, Colorado City & County Airport
   5.00% 11/15/25 ..................................    4,500,000   3,784,635
Denver, Colorado City & County Airport
   Series E 5.50% 11/15/25 .........................      890,000     823,223
E-470 Public Highway Authority
   Series A 5.00% 09/1/21 ..........................    5,180,000   4,469,304
   Series A 5.00% 09/1/26 ..........................    3,400,000   2,864,704
                                                                   ----------
                                                                   20,494,215
                                                                   ----------
Utility Revenue Bonds - 2.66%
Colorado Springs, Colorado Utilities Revenue
   Series A 5.00% 11/15/00 .........................   10,000,000   8,466,700
                                                                   ----------
                                                                    8,466,700
                                                                   ----------

                                                        Principal    Market
                                                         Amount      Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
Water & Sewer Revenue Bonds - 2.59%
Centennial Water & Sanitation District
  Water & Sewer Revenue 6.00% 12/1/15
  (LOC - Swiss Bank) ..............................  $ 3,000,000  $  3,046,020
Erie, Colorado Water Enterprise Revenue
  5.00% 12/1/23 ...................................    5,000,000     4,129,700
Westminster, Colorado Water & Wastewater
  Utility Enterprise Revenue
  6.25% 12/1/14 (AMBAC) ...........................    1,000,000     1,022,890
                                                                  ------------
                                                                     8,198,610
                                                                  ------------
Other Revenue Bonds - 17.48%
Aurora Golf Course Enterprise System
  Revenue (Saddle Rock Golf Course)
  6.20% 12/1/15 ...................................    2,000,000     2,002,640
Colorado Educational & Cultural Facilities
  Authority 6.75% 6/1/29 ..........................    2,000,000     1,945,100
Colorado Educational & Cultural Facility
  Authority (Alexander Dawson School)
  5.30% 2/15/29 (MBIA) ............................    1,500,000     1,339,635
Colorado Educational & Cultural Facilities
  Authority (Aspen) 6.125% 7/1/12 .................      605,000       568,809
Colorado Educational & Cultural Facilities
  Authority (Auraria Foundation)
  4.75% 9/1/28 ....................................    6,000,000     4,836,300
Colorado Educational & Cultural Facilities
  Authority
  6.50% 7/15/12 ...................................    1,975,000     1,852,096
  6.50% 7/15/24 ...................................    5,145,000     4,641,202
  7.00% 11/1/29 ...................................    1,000,000       976,690
Colorado Post Secondary Education
  (Ocean Journey Project)
  8.375% 12/1/26 ..................................    8,000,000     8,828,080
Lowry, Colorado Economic Redevelopment
  Authority Colorado Revenue
  Series A 7.00% 12/1/10 ..........................    1,400,000     1,485,708
Lowry Economic Redevelopment Authority
  Revenue 7.50% 12/1/10 ...........................   13,700,000    14,912,587
Metropolitan Football Stadium District
  Sales Tax Revenue
*Series A 5.44% 1/1/08 ............................    3,925,000     2,549,248
*Series A 5.44% 1/1/09 ............................    4,000,000     2,448,080
*Series A 5.62% 1/1/11 ............................    3,600,000     1,948,608
*Series A 5.69% 1/1/12 ............................    1,750,000       887,863
Pueblo Urban Renewal Authority Tax
  Increment Revenue 6.625% 12/1/19 ................    2,060,000     2,091,992
South Suburban Park & Recreation District
  (Golf & Ice Arena Facility)
  6.60% 11/1/15 ...................................    2,330,000     2,267,579
                                                                  ------------
                                                                    55,582,217
                                                                  ------------
Total Municipal Bonds
  (cost $326,408,801) .............................               $314,305,796
                                                                  ------------

Delaware Tax-Free Colorado Fund
--------------------------------------------------------------------------------
Total Market Value of Securities - 98.87%
   (cost $326,408,801) ........................................  $314,305,796
Receivables and Other Assets
   Net of Liabilities - 1.13% .................................     3,602,560
                                                                 ------------

Net Assets Applicable to 31,217,811
   Shares Outstanding - 100.00% ...............................  $317,908,356
                                                                 ============

Net Asset Value - Delaware Tax-Free Colorado Fund A Class
   ($300,389,472 / 29,498,390 shares) .........................        $10.18
                                                                       ------
Net Asset Value - Delaware Tax-Free Colorado Fund B Class
   ($13,047,035 / 1,280,701 shares) ...........................        $10.19
                                                                       ------
Net Asset Value - Delaware Tax-Free Colorado Fund C Class
   ($4,471,849 / 438,720 shares) ..............................        $10.19
                                                                       ------

-------------------
* Zero coupon bond - The interest rate shown is the effective yield as of February 29, 2000

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Indemnity Corporation
FHA - Insured by the Federal Housing Authority
GNMA - Insured by the Government National Mortgage Association
LOC - Swiss Bank - Letter of Credit by the Swiss Bank of New York
MBIA - Insured by the Municipal Bond Insurance Association

Components of Net Assets at February 29, 2000:
Shares of beneficial interest (unlimited
   authorization - no par) ....................................  $336,453,685
Accumulated net realized loss
   on investments .............................................    (6,442,324)
Net unrealized depreciation
   of investments .............................................   (12,103,005)
                                                                 ------------
Total net assets ..............................................  $317,908,356
                                                                 ============

Net Asset Value and Offering Price Per Share -
Delaware Tax-Free Colorado Fund
Net asset value A Class (A) ...................................        $10.18
Sales charge (3.75% of offering price or 3.93%
   of amount invested per share) (B) ..........................          0.40
                                                                       ------
Offering price ................................................        $10.58
                                                                       ======
------------------
(A) Net asset value per share illustrated is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See current prospectus for purchases of $100,000.



                             See accompanying notes

DELAWARE TAX-FREE NEW MEXICO FUND

                                                       Principal        Market
February 29, 2000 (Unaudited)                            Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds - 97.93%
Higher Education Revenue Bonds - 10.07%
Santa Fe Education Facilities Revenue
   (St. John's College) 5.50% 3/1/24 ...........     $ 1,000,000     $   894,510
University of New Mexico Revenue
   6.00% 6/1/25 (MBIA) .........................       1,000,000       1,002,480
University of New Mexico Technical
   Development Lease Revenue
   6.55% 8/15/25 ...............................         300,000         323,904
                                                                     -----------
                                                                       2,220,894
                                                                     -----------
Hospital Revenue Bonds - 9.55%
New Mexico State Hospital Equipment
   Council Hospital Revenue 5.50% 6/2/28 .......       1,500,000       1,149,360
State Hospital Equipment Memorial
   Medical Center Project 6.40% 6/1/16 .........       1,000,000         957,110
                                                                     -----------
                                                                       2,106,470
                                                                     -----------
Housing Revenue Bonds - 28.24%
Carlsbad,New Mexico Housing Multifamily
   Revenue (Colonial Hillcrest)
   7.375% 8/1/27 ...............................       1,000,000         969,680
New Mexico Mortgage Finance Authority
   Series 1994B 6.75% 7/1/25 ...................       1,000,000       1,071,040
   Series 1994F 6.95% 1/1/26 ...................       1,000,000       1,075,560
   Series 1996G 6.85% 1/1/21 ...................       1,500,000       1,618,515
Santa Fe Single Family Mortgage Revenue
   6.20% 11/1/16 ...............................         575,000         578,381
Southeastern New Mexico Affordable
   Housing (Casa Hermosa Apartments)
   7.25% 12/1/27 ...............................       1,000,000         913,110
                                                                     -----------
                                                                       6,226,286
                                                                     -----------
Pollution Control Revenue Bonds - 9.22%
Farmington, New Mexico Polution Control
   Public Service Company Project
   ACA-CBI 6.375% 4/1/22 .......................       1,000,000       1,007,120
Lordsburg Pollution Control 6.50% 4/1/13 .......       1,000,000       1,025,500
                                                                     -----------
                                                                       2,032,620
                                                                     -----------

*Pre-refunded Bonds - 4.58%
New Mexico Education Assistance
   Foundation 6.65% 11/1/25-04 .................     $ 1,000,000     $ 1,010,360
                                                                     -----------
                                                                       1,010,360
                                                                     -----------
Territorial Revenue Bonds - 3.81%
Puerto Rico Public Finance Commonwealth
   Appropriations Series A 5.00% 6/1/26 ........       1,000,000         839,680
                                                                     -----------
                                                                         839,680
                                                                     -----------
Utility Revenue Bond - 4.58%
Los Alamos Utility System Revenue
   1994A 6.00% 7/1/15 (FSA) ....................       1,000,000       1,010,370
                                                                     -----------
                                                                       1,010,370
                                                                     -----------
Waste Disposal Revenue Bonds - 2.27%
Las Cruses Solid Waste Authority
   6.00% 6/1/16 ................................         500,000         500,390
                                                                     -----------
                                                                         500,390
                                                                     -----------
Other Revenue Bonds - 25.61%
Albeuquerque, New Mexico Gross Receipts
   Tax Revenue 5.00% 7/1/18 ....................         605,000         536,393
Albuquerque, New Mexico Gross Reciepts
   Tax Revenue Series C 4.75% 7/1/22 ...........       1,000,000         832,200
Albuquerque Special Assessment
   #223 6.45% 1/1/15 ...........................         625,000         625,450
Bernalillo County, New Mexico Gross
   Receipts Tax Revenue 5.25% 4/1/27 ...........       1,000,000         893,190
Bernalillo Gross Tax 5.25% 10/1/26 .............       1,000,000         896,050
Truth or Consequences Gross Tax Receipts
   6.30% 7/1/16 ................................       1,000,000       1,014,450
Santa Fe, New Mexico Municipal Record
   Complex Net Revenue
   5.625% 12/1/23 ..............................       1,000,000         848,920
                                                                     -----------
                                                                       5,646,653
                                                                     -----------
Total Municipal Bonds
   (cost $22,269,227) ..........................                     $21,593,723
                                                                     ===========

Delaware Tax-Free                                          Number     Market
New Mexico Fund                                         of Shares      Value
--------------------------------------------------------------------------------

Short-Term Investments - 0.87%
Wells Fargo National Tax-Free
   Money Market Fund ...............................       192,354   $   192,354
                                                                     -----------
Total Short-Term Investments
   (cost $192,354) .................................                     192,354
                                                                     ===========

Total Market Value of Securities - 98.80%
   (cost $22,461,581) ..............................                 $21,786,077
Receivables and Other Assets
   Net of Liabilities - 1.20% ......................                     264,527
                                                                     -----------

Net Assets Applicable to 2,136,316
   Shares Outstanding - 100% .......................                 $22,050,604
                                                                     ===========

Net Asset Value - Delaware Tax-Free New Mexico Fund
   A Class ($19,076,007 / 1,848,366 shares) ........                      $10.32
                                                                          ------
Net Asset Value - Delaware Tax-Free New Mexico Fund
   B Class ($2,529,405 / 244,824 shares) ...........                      $10.33
                                                                          ------
Net Asset Value - Delaware Tax-Free New Mexico Fund
   C Class ($445,192 / 43,126 shares) ..............                      $10.32
                                                                          ------
----------------------
* For Pre-Refunded Bonds, the stated maturity is followed by the year in which each bond is pre-refunded.

Summary of Abbreviations:
FSA - Insured by Financial Security Assurance
MBIA - Insured by the Municipal Bond Insurance Association

Components Of Net Assets At February 29, 2000:
Shares of benefical interest (unlimited
   authorization - no par) .........................               $ 23,244,011
Accumulated net realized loss
   on investments ..................................                   (517,903)
Net unrealized depreciation
   of investments ..................................                   (675,504)
                                                                   ------------
Total net assets ...................................               $ 22,050,604
                                                                   ============

Net Asset Value and Offering Price Per Share -
Delaware Tax-Free New Mexico Fund
Net asset value A Class (A) ........................                     $10.32
Sales charge (3.75% of offering price or
   3.88% of amount invested per share) (B) .........                       0.40
                                                                         ------
Offering price .....................................                     $10.72
                                                                         ======

------------

(A) Net asset value per share illustrated is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See current prospectus for purchases of $100,000 or more.

                             See accompanying notes

Statements of Operations

                                                        Delaware     Delaware     Delaware     Delaware      Delaware     Delaware
                                                        Tax-Free     Tax-Free     Tax-Free     Tax-Free      Tax-Free     Tax-Free
Six Months Ended                                         Arizona      Arizona    California   California     Colorado    New Mexico
February 29, 2000 (Unaudited)                             Fund     Insured Fund     Fund     Insured Fund      Fund         Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest ..........................................     $ 750,715   $4,752,540    $1,189,341    $883,514    $10,407,584   $ 701,430

Expenses:
Management fees ...................................        66,616      405,051       110,266      74,857        921,084      61,968
Dividend disbursing and transfer agent
   fees and expenses ..............................        13,837       45,000        16,500      20,970        129,000      11,965
Distribution expense ..............................        57,521      231,026       117,271      64,466        486,522      39,337
Registration fees .................................         3,000        4,000         3,870       3,000          1,200       1,150
Reports and statements
   to shareholders ................................         2,200       21,000         4,800       8,600         45,000         400
Accounting and administration .....................         4,700       39,000        10,800      10,700         91,800       5,550
Professional fees .................................         3,121        8,000         6,600      12,154         31,000       1,365
Custodian fees and expenses .......................         1,175        8,750         1,800       3,000          8,000         700
Trustees' fees ....................................           350        1,600           930         300          1,200         600
Taxes (other than taxes on income) ................         1,100        9,600         1,080       6,200         12,900         325
Other .............................................           279       30,670         2,185         346         14,769         260
                                                      -----------  -----------   -----------   ---------   ------------   ---------
                                                          153,899      803,697       276,102      204,593     1,742,475     123,620
Less expenses absorbed or waived ..................       (35,525)      (1,217)     (108,307)    (27,217)        (3,530)         --
Less expenses paid indirectly .....................          (279)      (1,866)         (461)       (346)        (3,857)       (260)
                                                      -----------  -----------   -----------   ---------   ------------   ---------
Total operating expenses
   (before interest expense) ......................       118,095      800,614       167,334     177,030      1,735,088     123,360
Interest expense ..................................           582        3,170           463         899          7,387         402
                                                      -----------  -----------   -----------   ---------   ------------   ---------
Total expenses ....................................       118,677      803,784       167,797     177,929      1,742,475     123,762
                                                      -----------  -----------   -----------   ---------   ------------   ---------
Net Investment Income .............................       632,038    3,948,756     1,021,544     705,585      8,665,109     577,668
                                                      -----------  -----------   -----------   ---------   ------------   ---------

Net Realized and Unrealized Gain
   (Loss) on Investments:
Net realized loss on investments ..................      (778,750)    (327,114)     (917,834)   (594,929)    (5,532,472)    (57,010)
Net change in unrealized appreciation/
   depreciation of investments ....................      (893,651)  (5,594,156)   (2,033,348)   (283,243)   (14,051,931)   (953,846)
                                                      -----------  -----------   -----------   ---------   ------------   ---------

Net Realized and Unrealized Loss
   on Investments .................................    (1,672,401)  (5,921,270)   (2,951,182)   (878,172)   (19,584,403) (1,010,856)
                                                      -----------  -----------   -----------   ---------   ------------   ---------

Net Decrease in Net Assets
   Resulting from Operations ......................   ($1,040,363) ($1,972,514)  ($1,929,638)  ($172,587)  ($10,919,294)  ($433,188)
                                                      ===========  ===========   ===========   =========   ============   =========

                             See accompanying notes

Statements Of Changes In Net Assets

                                                       Delaware                         Delaware
                                                 Tax-Free Arizona Fund       Tax-Free Arizona Insured Fund
------------------------------------------------------------------------------------------------------------
                                               Six Months           Year         Six Months         Year
                                                 Ended             Ended           Ended           Ended
                                                2/29/00           8/31/99         2/29/00         8/31/99
                                              (Unaudited)                       (Unaudited)
Increase (Decrease) in Net Assets
   from Operations:
Net investment income ...................   $     632,038    $   1,018,076    $   3,948,756    $   8,400,085
Net realized gain (loss)
   on investments .......................        (778,750)         (29,459)        (327,114)       1,231,358
Net change in unrealized appreciation/
   depreciation of investments ..........        (893,651)      (1,463,852)      (5,594,156)     (10,348,205)
                                            ----------------------------------------------------------------
Net decrease in net assets
   resulting from operations ............      (1,040,363)        (475,235)      (1,972,514)        (716,762)
                                            ----------------------------------------------------------------

Distributions to Shareholders from:
Net investment income:
   A Class ..............................        (461,442)        (749,961)      (3,792,263)      (8,137,700)
   B Class ..............................        (128,216)        (224,287)        (127,751)        (219,824)
   C Class ..............................         (42,380)         (43,828)         (28,742)         (42,785)

Net realized gain on investment:
   A Class ..............................              --         (131,098)              --               --
   B Class ..............................              --          (51,618)              --               --
   C Class ..............................              --           (6,493)              --               --
                                            ----------------------------------------------------------------
                                                 (632,038)      (1,207,285)      (3,948,756)      (8,400,310)
                                            ----------------------------------------------------------------

Capital Share Transactions:
Proceeds from shares sold:
   A Class ..............................       3,458,224       11,402,727        3,458,210       13,298,123
   B Class ..............................         237,833        1,743,609          638,826        2,565,318
   C Class ..............................          36,202        1,548,540          320,457        1,011,175
Netasset value of shares issued upon
   reinvestment of distributions from net
   investment income and net realized
   gain on investments:
   A Class ..............................         265,528          537,599        1,666,207        3,531,111
   B Class ..............................          54,770          138,997           69,766          124,743
   C Class ..............................          29,278           24,670           22,562           31,272
                                            ----------------------------------------------------------------
                                                4,081,835       15,396,142        6,176,028       20,561,742
                                            ----------------------------------------------------------------

Cost of shares repurchased:
   A Class ..............................      (6,817,225)      (4,355,710)     (21,523,900)     (21,041,194)
   B Class ..............................        (892,679)        (473,276)        (421,084)      (1,098,285)
   C Class ..............................        (239,902)        (146,074)        (265,875)        (219,748)
                                            ----------------------------------------------------------------
                                               (7,949,806)      (4,975,060)     (22,210,859)     (22,359,227)
                                            ----------------------------------------------------------------
Increase (decrease) in net assets derived
   from capital share transactions ......      (3,867,971)      10,421,082      (16,034,831)      (1,797,485)
                                            ----------------------------------------------------------------
Net Increase (Decrease)
   in Net Assets ........................      (5,540,372)       8,738,562      (21,956,101)     (10,914,556)

Net Assets:
Beginning of period .....................      26,499,091       17,760,529      173,800,559      184,715,115
                                            ----------------------------------------------------------------
End of period ...........................   $  20,958,719    $  26,499,091    $ 151,844,458    $ 173,800,559
                                            ================================================================

                             See accompanying notes

                                                       Delaware                         Delaware
                                               Tax-Free California Fund     Tax-Free California Insured Fund
------------------------------------------------------------------------------------------------------------
                                              Six Months          Year         Six Months            Year
                                                Ended            Ended           Ended              Ended
                                               2/29/00          8/31/99         2/29/00            8/31/99
                                             (Unaudited)                      (Unaudited)

Increase (Decrease) in Net Assets
   from Operations:
Net investment income ...................   $  1,021,544    $  1,583,975       $    705,585     $  1,532,885
Net realized gain (loss)
   on investments .......................       (917,834)       (153,896)          (594,929)         224,505
Net change in unrealized appreciation/
   depreciation of investments ..........     (2,033,348)     (2,720,093)          (283,243)      (2,466,054)
                                            ----------------------------------------------------------------
Net decrease in net assets
   resulting from operations ............     (1,929,638)     (1,290,014)          (172,587)        (708,664)
                                            ----------------------------------------------------------------

Distributions to Shareholders from:
Net investment income:
   A Class ..............................       (601,374)       (980,018)          (557,031)      (1,251,911)
   B Class ..............................       (311,085)       (482,470)          (137,520)        (261,992)
   C Class ..............................       (110,207)       (119,973)           (11,034)         (18,982)

Net realized gain on investment:
   A Class ..............................             --         (33,213)                --               --
   B Class ..............................             --         (21,093)                --               --
   C Class ..............................             --          (3,610)                --               --
                                            ----------------------------------------------------------------
                                              (1,022,666)     (1,640,377)          (705,585)      (1,532,885)
                                            ----------------------------------------------------------------

Capital Share Transactions:
Proceeds from shares sold:
   A Class ..............................      7,095,360      16,534,979          3,526,517        3,134,581
   B Class ..............................      1,740,128       7,123,662            608,233        1,604,122
   C Class ..............................        327,207       5,165,216                 --          165,394
Netasset value of shares issued upon
   reinvestment of distributions from
   net investment income and net
   realized gain on investments:
   A Class ..............................        382,969         695,651            227,888          475,385
   B Class ..............................        117,520         186,395             53,989           92,112
   C Class ..............................         77,392          73,254              2,348            4,050
                                            ----------------------------------------------------------------
                                               9,740,576      29,779,157          4,418,975        5,475,644
                                            ----------------------------------------------------------------

Cost of shares repurchased:
   A Class ..............................     (7,486,909)     (2,615,126)        (5,154,964)      (5,406,160)
   B Class ..............................     (1,827,253)     (1,691,031)          (603,797)      (1,228,041)
   C Class ..............................     (1,342,838)       (556,491)          (150,304)          (3,129)
                                            ----------------------------------------------------------------
                                             (10,657,000)     (4,862,648)        (5,909,065)      (6,637,330)
                                            ----------------------------------------------------------------
Increase (decrease) in net assets derived
   from capital share transactions ......       (916,424)     24,916,509         (1,490,090)      (1,161,686)
                                            ----------------------------------------------------------------
Net Increase (Decrease)
   in Net Assets ........................     (3,868,728)     21,986,118         (2,368,262)      (3,403,235)

Net Assets:
Beginning of period .....................     43,322,171      21,336,053         32,221,567       35,624,802
                                            ----------------------------------------------------------------
End of period ...........................   $ 39,453,443    $ 43,322,171       $ 29,853,305     $ 32,221,567
                                            ================================================================

                             See accompanying notes

                                                     Delaware                            Delaware
                                              Tax-Free Colorado Fund               Tax-Free New Mexico Fund
------------------------------------------------------------------------------------------------------------
                                              Six Months        Year              Six Months        Year
                                                Ended           Ended                Ended          Ended
                                               2/29/00         8/31/98             2/29/00        8/31/99
                                              (Unaudited)                         (Unaudited)

Increase (Decrease) in Net Assets
   from Operations:
Net investment income ...................    $ 8,665,109     $18,008,626           $577,668       $1,133,406
Net realized gain (loss)
   on investments .......................     (5,532,472)      2,194,583            (57,010)          79,785
Net change in unrealized appreciation/
   depreciation of investments ..........    (14,051,931)    (26,520,859)          (953,846)      (1,525,343)
                                            ----------------------------------------------------------------
Net decrease in net assets
   resulting from operations ............    (10,919,294)     (6,317,650)          (433,188)        (312,152)
                                            ----------------------------------------------------------------

Distributions to Shareholders from:
Net investment income:
   A Class ..............................     (8,264,961)    (17,362,714)          (511,505)      (1,030,059)
   B Class ..............................       (298,803)       (515,419)           (56,858)         (87,267)
   C Class ..............................       (101,345)       (130,493)            (9,305)         (16,080)

Net realized gain on investment:
   A Class ..............................             --              --                 --               --
   B Class ..............................             --              --                 --               --
   C Class ..............................             --              --                 --               --
                                            ----------------------------------------------------------------
                                              (8,665,109)    (18,008,626)          (577,668)      (1,133,406)
                                            ----------------------------------------------------------------

Capital Share Transactions:
Proceeds from shares sold:
   A Class ..............................      9,412,274      40,867,433          1,264,529        3,548,401
   B Class ..............................      1,279,384       4,975,757            271,376        1,146,134
   C Class ..............................      1,028,275       3,101,825            124,102          127,550
Net asset value of shares issued upon
   reinvestment of distributions from
   net investment income and net
   realized gain on investments:
   A Class ..............................      5,253,590      11,025,848            264,187          529,912
   B Class ..............................        216,356         376,661             40,062           54,162
   C Class ..............................         81,729         102,368              8,722           15,431
                                            ----------------------------------------------------------------
                                              17,271,608      60,449,892          1,972,978        5,421,590
                                            ----------------------------------------------------------------
Cost of shares repurchased:
   A Class ..............................    (33,918,782)    (47,655,352)        (2,307,537)      (3,225,423)
   B Class ..............................     (1,203,418)     (1,657,829)          (290,915)        (212,757)
   C Class ..............................       (702,630)       (685,845)           (50,500)        (131,741)
                                            ----------------------------------------------------------------
                                             (35,824,830)    (49,999,026)        (2,648,952)      (3,569,921)
                                            ----------------------------------------------------------------
Increase (decrease) in net assets derived
   from capital share transactions ......    (18,553,222)     10,450,866           (675,974)       1,851,669
                                            ----------------------------------------------------------------
Net Increase (Decrease)
   in Net Assets ........................    (38,137,625)    (13,875,410)        (1,686,830)         406,111

Net Assets:
Beginning of period .....................    356,045,981     369,921,391         23,737,434       23,331,323
                                            ----------------------------------------------------------------
End of period ...........................   $317,908,356    $356,045,981        $22,050,604      $23,737,434
                                            ================================================================

                             See accompanying notes

Financial Highlights

Selected data for each share of the Fund outstanding
throughout each period was as follows:                                    Delaware Tax-Free Arizona Fund A Class
----------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months     Year    Eight Months     Year        Year      Period
                                                              Ended      Ended       Ended        Ended       Ended    3/2/95(2)
                                                           2/29/00(1)   8/31/99    8/31/98(1)   12/31/97(5) 12/31/96  to 12/31/95
                                                          (Unaudited)
Net asset value, beginning of period ..................     $10.450     $11.210      $11.140     $10.700      $10.750     $10.000

Income from investment operations:
   Net investment income ..............................       0.273       0.538        0.376       0.589        0.580       0.460
   Net realized and unrealized gain (loss)
      on investments ..................................      (0.670)     (0.645)       0.170       0.455       (0.010)      0.840
                                                            ---------------------------------------------------------------------
   Total from investment operations ...................      (0.397)     (0.107)       0.546       1.044        0.570       1.300
                                                            ---------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income ...............      (0.273)     (0.538)      (0.376)     (0.589)      (0.580)     (0.460)
   Distributions from net realized
      gain on investments .............................          --      (0.115)      (0.100)     (0.015)      (0.040)     (0.090)
                                                            ---------------------------------------------------------------------
   Total dividends and distributions ..................      (0.273)     (0.653)      (0.476)     (0.604)      (0.620)     (0.550)
                                                            ---------------------------------------------------------------------

Net asset value, end of period ........................     $ 9.780     $10.450      $11.210     $11.140      $10.700     $10.750
                                                            =====================================================================

Total return(3) .......................................      (3.82%)     (1.09%)       4.99%      10.07%        5.48%      13.27%

Ratios and supplemental data:
   Net assets, end of period
      (000 omitted) ...................................     $14,318     $18,586      $12,177     $10,916       $9,755      $6,225
   Ratio of expenses to average
      net assets ......................................       0.75%       0.60%        0.49%       0.48%        0.46%       0.52%(4)
   Ratio of expenses to average net assets
      prior to expense limitation and
      expenses paid indirectly ........................       1.05%       1.10%        1.07%       1.08%        1.25%       1.25%(4)
   Ratio of net investment income
      to average net assets ...........................       5.46%       4.88%        5.03%       5.42%        5.43%       5.19%(4)
   Ratio of net investment income to average
      net assets prior to expense limitation
      and expenses paid indirectly ....................       5.16%       4.38%        4.45%       4.82%        4.64%       4.46%(4)
   Portfolio turnover .................................        111%         68%          96%         39%          70%         38%

-------------------
(1)  Ratios have been annualized and the total returns have not been annualized.
(2)  Commencement of operations.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4)  Annualized.
(5) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.


                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period was as follows:                                  Delaware Tax-Free Arizona Fund B Class
---------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months     Year    Eight Months     Year        Year      Period
                                                             Ended      Ended       Ended        Ended       Ended    6/29/95(2)
                                                          2/29/00(1)   8/31/99    8/31/98(1)   12/31/97(5) 12/31/96  to 12/31/95
                                                         (Unaudited)
Net asset value, beginning of period ..................    $10.450     $11.200      $11.140     $10.690      $10.740     $10.300

Income from investment operations:
   Net investment income ..............................      0.236       0.456        0.319       0.502        0.510       0.260
   Net realized and unrealized gain (loss)
      on investments ..................................     (0.680)     (0.635)       0.160       0.469       (0.010)      0.530
                                                            --------------------------------------------------------------------
   Total from investment operations ...................     (0.444)     (0.179)       0.479       0.971        0.500       0.790
                                                            --------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income ...............     (0.236)     (0.456)      (0.319)     (0.506)      (0.510)     (0.260)
   Distributions from net realized
      gain on investments .............................         --      (0.115)      (0.100)     (0.015)      (0.040)     (0.090)
                                                            --------------------------------------------------------------------
   Total dividends and distributions ..................     (0.236)     (0.571)      (0.419)     (0.521)      (0.550)     (0.350)
                                                            --------------------------------------------------------------------

Net asset value, end of period ........................    $ 9.770     $10.450      $11.200     $11.140      $10.690     $10.740
                                                            ====================================================================

Total return(3) .......................................     (4.27%)     (1.74%)       4.38%       9.34%        4.84%       7.74%

Ratios and supplemental data:
   Net assets, end of period
      (000 omitted) ...................................     $4,982      $5,956       $4,952      $3,711       $3,491      $1,629
   Ratio of expenses to average
      net assets ......................................      1.50%       1.35%        1.23%       1.22%        1.11%       0.99%(4)
   Ratio of expenses to average net
      assets prior to expense limitation
      and expenses paid indirectly ....................      1.80%       1.85%        1.81%       1.82%        2.00%       2.00%(4)
   Ratio of net investment income to
      average net assets ..............................      4.71%       4.13%        4.29%       4.68%        4.77%       4.60%(4)
   Ratio of net investment income to average
      net assets prior to expense limitation
      and expenses paid indirectly ....................      4.41%       3.63%        3.71%       4.08%        3.88%       3.59%(4)
   Portfolio turnover .................................       111%         68%          96%         39%          70%         38%


------------------
(1)  Ratios have been annualized and the total returns have not been annualized.
(2)  Commencement of operations.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4)  Annualized.
(5) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.


                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period was as follows:                                   Delaware Tax-Free Arizona Fund C Class
-------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months     Year  Eight Months     Year        Year      Period
                                                             Ended      Ended     Ended        Ended       Ended    5/13/95(2)
                                                          2/29/00(1)   8/31/99  8/31/98(1)   12/31/97(5) 12/31/96  to 12/31/95
                                                         (Unaudited)
Net asset value, beginning of period ..................    $10.470     $11.230    $11.160     $10.710      $10.760     $10.200

Income from investment operations:
   Net investment income ..............................      0.235       0.456      0.313       0.534        0.500       0.300
   Net realized and unrealized gain
      (loss) on investments ...........................     (0.670)     (0.645)     0.176       0.437       (0.010)      0.650
                                                            ------------------------------------------------------------------
   Total from investment operations ...................     (0.435)     (0.189)     0.489       0.971        0.490       0.950
                                                            ------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income ...............     (0.235)     (0.456)    (0.319)     (0.506)      (0.500)     (0.300)
   Distributions from net realized gain
      on investments ..................................         --      (0.115)    (0.100)     (0.015)      (0.040)     (0.090)
                                                            ------------------------------------------------------------------
   Total dividends and distributions ..................     (0.235)     (0.571)    (0.419)     (0.521)      (0.540)     (0.390)
                                                            ------------------------------------------------------------------

Net asset value, end of period ........................     $9.800     $10.470    $11.230     $11.160      $10.710     $10.760
                                                            ==================================================================

Total return(3) .......................................     (4.17%)     (1.82%)     4.46%       9.32%        4.70%       9.43%

Ratios and supplemental data:
   Net assets, end of period
      (000 omitted) ...................................     $1,659      $1,957       $632        $332          $23         $27
   Ratio of expenses to average
      net assets ......................................      1.50%       1.35%      1.23%       1.23%        1.21%       1.20%(4)
   Ratio of expenses to average net
      assets prior to expense limitation
      andexpenses paid indirectly .....................      1.80%       1.85%      1.81%       1.83%        2.00%       2.00%(4)
   Ratio of net investment income
      to average net assets ...........................      4.71%       4.13%      4.29%       4.67%        4.68%       4.65%(4)
   Ratio of net investment income to average
      net assets prior to expense limitation
      and expenses paid indirectly ....................      4.41%       3.63%      3.71%       4.07%        3.89%       3.85%(4)
   Portfolio turnover .................................       111%         68%        96%         39%          70%         38%

-------------------
(1)  Ratios have been annualized and the total returns have not been annualized.
(2)  Commencement of operations.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4)  Annualized.
(5) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.


                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period was as follows:                                 Delaware Tax-Free Arizona Insured Fund A Class
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months     Year    Eight Months     Year        Year        Year
                                                                Ended      Ended       Ended        Ended       Ended       Ended
                                                             2/29/00(1)   8/31/99    8/31/98(1)   12/31/97(3) 12/31/96    12/31/95
                                                            (Unaudited)
Net asset value, beginning of period ..................       $10.990     $11.550      $11.470     $11.060      $11.150     $ 9.860

Income from investment operations:
   Net investment income ..............................         0.262       0.528        0.358       0.548        0.530       0.540
   Net realized and unrealized gain (loss)
      on investments ..................................        (0.390)     (0.560)       0.080       0.416       (0.090)      1.310
                                                              ---------------------------------------------------------------------
   Total from investment operations ...................        (0.128)     (0.032)       0.438       0.964        0.440       1.850
                                                              ---------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income ...............        (0.262)     (0.528)      (0.358)     (0.554)      (0.530)     (0.560)
   Distributions from net realized gain
      on investments ..................................            --          --           --          --           --          --
                                                              ---------------------------------------------------------------------
   Total dividends and distributions ..................        (0.262)     (0.528)      (0.358)     (0.554)      (0.530)     (0.560)
                                                              ---------------------------------------------------------------------

Net asset value, end of period ........................       $10.600     $10.990      $11.550     $11.470      $11.060     $11.150
                                                              =====================================================================

Total return(2) .......................................        (1.16%)     (0.36%)       3.88%       8.96%        4.09%      19.10%

Ratios and supplemental data:
   Net assets, end of period
      (000 omitted) ...................................      $144,312    $166,368     $179,306    $186,485     $209,258    $238,114
   Ratio of expenses to average
      net assets ......................................         0.95%       0.91%        0.84%       0.84%        0.82%       0.69%
   Ratio of expenses to average net assets
      prior to expense limitation and
      expenses paid indirectly ........................         0.95%       0.91%        0.91%       0.89%        0.95%       0.95%
   Ratio of net investment income to
      average net assets ..............................         4.90%       4.60%        4.68%       4.92%        4.89%       5.07%
   Ratio of net investment income to average
      net assets prior to expense limitation
      and expenses paid indirectly ....................         4.90%       4.60%        4.61%       4.87%        4.76%       4.81%
   Portfolio turnover .................................           73%         29%          21%         42%          42%         42%

-------------------
(1)  Ratios have been annualized and the total returns have not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.


                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period was as follows:                                 Delaware Tax-Free Arizona Fund Insured B Class
----------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months     Year    Eight Months     Year        Year       Period
                                                              Ended      Ended       Ended        Ended       Ended     3/10/95(2)
                                                           2/29/00(1)   8/31/99    8/31/98(1)   12/31/97(5) 12/31/96   to 12/31/95
                                                          (Unaudited)
Net asset value, beginning of period ..................     $10.990     $11.550      $11.460     $11.050      $11.140     $10.440

Income from investment operations:
   Net investment income ..............................       0.222       0.441        0.300       0.455        0.450       0.380
   Net realized and unrealized gain (loss)
      on investments ..................................      (0.390)     (0.560)       0.091       0.414       (0.090)      0.690
                                                            ---------------------------------------------------------------------
   Total from investment operations ...................      (0.168)     (0.119)       0.391       0.869        0.360       1.070
                                                            ---------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income ...............      (0.222)     (0.441)      (0.301)     (0.459)      (0.450)     (0.370)
   Distributions from net realized gain
      on investments ..................................          --          --           --          --           --          --
                                                            ---------------------------------------------------------------------
   Total dividends and distributions ..................      (0.222)     (0.441)      (0.301)     (0.459)      (0.450)     (0.370)
                                                            ---------------------------------------------------------------------

Net asset value, end of period ........................     $10.600     $10.990      $11.550     $11.460      $11.050     $11.140
                                                            =====================================================================

Total return(3) .......................................      (1.53%)     (1.11%)       3.46%       8.06%        3.32%      10.36%

Ratios and supplemental data:
   Net assets, end of period
      (000 omitted) ...................................      $6,129      $6,059       $4,782      $3,657       $3,110      $2,048
   Ratio of expenses to average
      net assets ......................................       1.70%       1.66%        1.59%       1.65%        1.59%       1.33%(4)
   Ratio of expenses to average
      net assets prior to expense limitation
      and expenses paid indirectly ....................       1.70%       1.66%        1.66%       1.70%        1.70%       1.60%(4)
   Ratio of net investment income to
      average net assets ..............................       4.15%       3.85%        3.93%       4.11%        4.11%       4.08%(4)
   Ratio of net investment income to average
      net assets prior to expense limitation
      and expenses paid indirectly ....................       4.15%       3.85%        3.86%       4.06%        4.00%       3.81%(4)
   Portfolio turnover .................................         73%         29%          21%         42%          42%         42%

-------------------
(1)  Ratios have been annualized and the total returns have not been annualized.
(2)  Commencement of operations.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4)  Annualized.
(5) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.


                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period was as follows:                                     Delaware Tax-Free Arizona Insured Fund C Class
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months     Year    Eight Months     Year         Year       Year
                                                                Ended      Ended       Ended        Ended        Ended      Ended
                                                             2/29/00(1)   8/31/99    8/31/98(1)   12/31/97(3)  12/31/96   12/31/95
                                                            (Unaudited)
Net asset value, beginning of period ..................       $10.990     $11.560      $11.470     $11.060      $11.150     $ 9.860

Income from investment operations:
   Net investment income ..............................         0.222       0.441        0.301       0.456        0.430       0.450
   Net realized and unrealized gain
      (loss) on investments ...........................        (0.380)     (0.570)       0.090       0.414       (0.090)      1.310
                                                              ---------------------------------------------------------------------
   Total from investment operations ...................        (0.158)     (0.129)       0.391       0.870        0.340       1.760
                                                              ---------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income ...............        (0.222)     (0.441)      (0.301)     (0.460)      (0.430)     (0.470)
   Distributions from net realized gain
      on investments ..................................            --          --           --          --           --          --
                                                              ---------------------------------------------------------------------
   Total dividends and distributions ..................        (0.222)     (0.441)      (0.301)     (0.460)      (0.430)     (0.470)
                                                              ---------------------------------------------------------------------

Net asset value, end of period ........................       $10.610     $10.990      $11.560     $11.470      $11.060     $11.150
                                                              =====================================================================

Total return(2) .......................................        (1.44%)     (1.20%)       3.46%       8.05%        3.18%      18.10%

Ratios and supplemental data:
   Net assets, end of period
      (000 omitted) ...................................        $1,403      $1,373         $627        $675         $554        $541
   Ratio of expenses to average
      net assets ......................................         1.70%       1.66%        1.59%       1.65%        1.70%       1.54%
   Ratio of expenses to average net assets
      prior to expense limitation and
      expenses paid indirectly ........................         1.70%       1.66%        1.66%       1.70%        1.70%       1.69%
   Ratio of net investment income to
      average net assets ..............................         4.15%       3.85%        3.93%       4.11%        4.01%       4.18%
   Ratio of net investment income to average
      net assets prior to expense limitation
      and expenses paid indirectly ....................         4.15%       3.85%        3.86%       4.06%        4.01%       4.03%
   Portfolio turnover .................................           73%         29%          21%         42%          42%         42%

-------------------
(1)  Ratios have been annualized and the total returns have not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.


                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period was as follows:                                 Delaware Tax-Free California Fund A Class
---------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months     Year    Eight Months     Year        Year       Period
                                                             Ended      Ended       Ended        Ended       Ended     3/2/95(2)
                                                          2/29/00(1)   8/31/99    8/31/98(1)   12/31/97(5) 12/31/96   to 12/31/95
                                                         (Unaudited)
Net asset value, beginning of period ..................    $10.490     $11.220      $11.050     $10.430      $10.640     $10.000

Income from investment operations:
   Net investment income ..............................      0.273       0.556        0.387       0.590        0.600       0.470
   Net realized and unrealized gain
      (loss) on investments ...........................     (0.720)     (0.709)       0.163       0.665       (0.180)      0.700
                                                           ---------------------------------------------------------------------
   Total from investment operations ...................     (0.447)     (0.153)       0.550       1.255        0.420       1.170
                                                           ---------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income ...............     (0.273)     (0.554)      (0.380)     (0.595)      (0.600)     (0.470)
   Distributions from net realized
      gain on investments .............................         --      (0.023)          --      (0.040)      (0.030)     (0.060)
                                                           ---------------------------------------------------------------------
   Total dividends and distributions ..................     (0.273)     (0.577)      (0.380)     (0.635)      (0.630)     (0.530)
                                                           ---------------------------------------------------------------------

Net asset value, end of period ........................    $ 9.770     $10.490      $11.220     $11.050      $10.430     $10.640
                                                           =====================================================================

Total return(3) .......................................     (4.28%)     (1.53%)       5.07%      12.43%        4.21%      11.97%

Ratios and supplemental data:
   Net assets, end of period
      (000 omitted) ...................................    $22,869     $24,515      $11,600      $4,385       $1,218      $1,012
   Ratio of expenses to average
      net assets ......................................      0.50%       0.33%        0.22%       0.13%        0.27%       0.46%(4)
   Ratio of expenses to average net assets
      prior to expense limitation and
      expenses paid indirectly ........................      1.04%       0.97%        1.07%       1.19%        1.25%       1.22%(4)
   Ratio of net investment income to
      average net assets ..............................      5.46%       4.95%        5.00%       5.32%        5.71%       5.57%(4)
   Ratio of net investment income to average
      net assets prior to expense limitation
      and expenses paid indirectly ....................      4.92%       4.31%        4.15%       4.26%        4.73%       4.81%(4)
   Portfolio turnover .................................        55%        123%          62%         17%           8%         40%

-------------------
(1)  Ratios have been annualized and the total returns have not been annualized.
(2)  Commencement of operations.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4)  Annualized.
(5) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.


                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period was as follows:                                  Delaware Tax-Free California Fund B Class
---------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months     Year    Eight Months     Year        Year       Period
                                                             Ended      Ended       Ended        Ended       Ended     8/23/95(2)
                                                          2/29/00(1)   8/31/99    8/31/98(1)   12/31/97(5) 12/31/96   to 12/31/95
                                                         (Unaudited)
Net asset value, beginning of period ..................    $10.520     $11.260      $11.080     $10.440      $10.650     $ 9.960

Income from investment operations:
   Net investment income ..............................      0.235       0.470        0.319       0.520        0.560       0.200
   Net realized and unrealized gain
      (loss) on investments ...........................     (0.719)     (0.717)       0.186       0.688       (0.180)      0.740
                                                           ---------------------------------------------------------------------
   Total from investment operations ...................     (0.484)     (0.247)       0.505       1.208        0.380       0.940
                                                           ---------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income ...............     (0.236)     (0.470)      (0.325)     (0.528)      (0.560)     (0.190)
   Distributions from net realized gain
      on investments ..................................         --      (0.023)          --      (0.040)      (0.030)     (0.060)
                                                           ---------------------------------------------------------------------
   Total dividends and distributions ..................     (0.236)     (0.493)      (0.325)     (0.568)      (0.590)     (0.250)
                                                           ---------------------------------------------------------------------

Net asset value, end of period ........................    $ 9.800     $10.520      $11.260     $11.080      $10.440     $10.650
                                                           =====================================================================

Total return(3) .......................................     (4.63%)     (2.35%)       4.62%      11.91%        3.77%       9.52%

Ratios and supplemental data:
   Net assets, end of period
      (000 omitted) ...................................    $12,744     $13,676       $8,962      $5,576         $660        $128
   Ratio of expenses to average
      net assets ......................................      1.25%       1.08%        0.97%       0.80%        0.50%       0.60%(4)
   Ratio of expenses to average net assets
      prior to expense limitation and
      expenses paid indirectly ........................      1.79%       1.72%        1.82%       1.86%        2.00%       1.93%(4)
   Ratio of net investment income to
      average net assets ..............................      4.71%       4.20%        4.27%       4.65%        5.34%       5.33%(4)
   Ratio of net investment income to average
      net assets prior to expense limitation
      and expenses paid indirectly ....................      4.17%       3.56%        3.42%       3.59%        3.84%       4.00%(4)
   Portfolio turnover .................................        55%        123%          62%         17%           8%         40%

-------------------
(1)  Ratios have been annualized and the total returns have not been annualized.
(2)  Commencement of operations.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4)  Annualized.
(5) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.


                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period was as follows:                                  Delaware Tax-Free California Fund C Class
--------------------------------------------------------------------------------------------------------------------------
                                                               Six Months     Year    Eight Months     Year       Period
                                                                  Ended      Ended       Ended        Ended      4/9/96(2)
                                                               2/29/00(1)   8/31/99    8/31/98(1)   12/31/97(5) to 12/31/96
                                                              (Unaudited)
Net asset value, beginning of period ..................         $10.500     $11.230      $11.050     $10.420      $10.070

Income from investment operations:
   Net investment income ..............................           0.235       0.470        0.335       0.487        0.370
   Net realized and unrealized gain
      (loss) on investments ...........................          (0.719)     (0.707)       0.170       0.696        0.380
                                                                ---------------------------------------------------------
   Total from investment operations ...................          (0.484)     (0.237)       0.505       1.183        0.750
                                                                ---------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income ...............          (0.236)     (0.470)      (0.325)     (0.513)      (0.370)
   Distributions from net realized
      gain on investments .............................              --      (0.023)          --      (0.040)      (0.030)
                                                                ---------------------------------------------------------
   Total dividends and distributions ..................          (0.236)     (0.493)      (0.325)     (0.553)      (0.400)
                                                                ---------------------------------------------------------

Net asset value, end of period ........................         $ 9.780     $10.500      $11.230     $11.050      $10.420
                                                                =========================================================

Total return(3) .......................................          (4.63%)     (2.26%)       4.64%      11.69%        7.58%

Ratios and supplemental data:
   Net assets, end of period
      (000 omitted) ...................................          $3,840      $5,132         $774        $109          $94
   Ratio of expenses to average
      net assets ......................................           1.25%       1.08%        0.97%       0.87%        0.78%(4)
   Ratio of expenses to average net assets
      prior to expense limitation and
      expenses paid indirectly ........................           1.79%       1.72%        1.82%       1.93%        2.00%(4)
   Ratio of net investment income to
      average net assets ..............................           4.71%       4.20%        4.27%       4.58%        5.13%(4)
   Ratio of net investment income to average
      net assets prior to expense limitation
      and expenses paid indirectly ....................           4.17%       3.56%        3.42%       3.52%        3.91%(4)
   Portfolio turnover .................................             55%        123%          62%         17%           8%

-------------------
(1)  Ratios have been annualized and the total returns have not been annualized.
(2)  Commencement of operations.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4)  Annualized.
(5) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.


                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period was as follows:                                Delaware Tax-Free California Insured Fund A Class
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months     Year    Eight Months     Year         Year       Year
                                                                Ended      Ended       Ended        Ended        Ended      Ended
                                                             2/29/00(1)   8/31/99    8/31/98(1)   12/31/97(3)   12/31/96   12/31/95
                                                            (Unaudited)
Net asset value, beginning of period ..................       $10.430     $11.130      $10.980     $10.500      $10.650     $ 9.330

Income from investment operations:
   Net investment income ..............................         0.248       0.497        0.345       0.513        0.520       0.530
   Net realized and unrealized gain
      (loss) on investments ...........................        (0.300)     (0.700)       0.150       0.486       (0.150)      1.340
                                                              ---------------------------------------------------------------------
   Total from investment operations ...................        (0.052)     (0.203)       0.495       0.999        0.370       1.870
                                                              ---------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income ...............        (0.248)     (0.497)      (0.345)     (0.519)      (0.520)     (0.550)
   Distributions from net realized
      gain on investments .............................            --          --           --          --           --          --
                                                              ---------------------------------------------------------------------
   Total dividends and distributions ..................        (0.248)     (0.497)      (0.345)     (0.519)      (0.520)     (0.550)
                                                              ---------------------------------------------------------------------

Net asset value, end of period ........................       $10.130     $10.430      $11.130     $10.980      $10.500     $10.650
                                                              =====================================================================

Total return(2) .......................................        (0.48%)     (1.97%)       4.58%       9.78%        3.63%      20.51%

Ratios and supplemental data:
   Net assets, end of period
      (000 omitted) ...................................       $22,973     $25,042      $28,577     $26,923      $30,551     $33,860
   Ratio of expenses to average
      net assets ......................................         1.00%       0.99%        0.94%       0.99%        0.82%       0.70%
   Ratio of expenses to average net assets
      prior to expense limitation and
      expenses paid indirectly ........................         1.19%       1.10%        0.94%       1.02%        1.01%       1.02%
   Ratio of net investment income to
      average net assets ..............................         4.88%       4.51%        4.69%       4.85%        5.05%       5.23%
   Ratio of net investment income to average
      net assets prior to expense limitation
      and expenses paid indirectly ....................         4.69%       4.40%        4.69%       4.82%        4.86%       4.91%
   Portfolio turnover .................................           93%        114%          44%         63%          55%        107%

-------------------
(1)  Ratios have been annualized and the total returns have not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.


                             See accompanying notes


Selected data for each share of the Fund outstanding
throughout each period was as follows:                                Delaware Tax-Free California Insured Fund B Class
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months     Year    Eight Months     Year         Year       Year
                                                                Ended      Ended       Ended        Ended        Ended      Ended
                                                             2/29/00(1)   8/31/99    8/31/98(1)   12/31/97(3)   12/31/96   12/31/95
                                                            (Unaudited)
Net asset value, beginning of period ..................       $10.430     $11.130      $10.990     $10.500      $10.650     $ 9.330

Income from investment operations:
   Net investment income ..............................         0.210       0.414        0.290       0.457        0.480       0.500
   Net realized and unrealized gain
      (loss) on investments ...........................        (0.290)     (0.700)       0.140       0.495       (0.150)      1.330
                                                              ---------------------------------------------------------------------
   Total from investment operations ...................        (0.080)     (0.286)       0.430       0.952        0.330       1.830
                                                              ---------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income ...............        (0.210)     (0.414)      (0.290)     (0.462)      (0.480)     (0.510)
   Distributions from net realized gain
      on investments ..................................            --          --           --          --           --          --
                                                              ---------------------------------------------------------------------
   Total dividends and distributions ..................        (0.210)     (0.414)      (0.290)     (0.462)      (0.480)     (0.510)
                                                              ---------------------------------------------------------------------

Net asset value, end of period ........................       $10.140     $10.430      $11.130     $10.990      $10.500     $10.650
                                                              =====================================================================


Total return(2) .......................................        (0.75%)     (2.70%)       3.96%       9.29%        3.22%      20.01%

Ratios and supplemental data:
   Net assets, end of period
      (000 omitted) ...................................        $6,454      $6,588       $6,588      $6,629       $6,717      $6,029
   Ratio of expenses to average
      net assets ......................................         1.75%       1.74%        1.69%       1.53%        1.21%       1.10%
   Ratio of expenses to average net assets
      prior to expense limitation and
      expenses paid indirectly ........................         1.94%       1.85%        1.69%       1.56%        1.76%       1.75%
   Ratio of net investment income to
      average net assets ..............................         4.13%       3.76%        3.94%       4.31%        4.64%       4.75%
   Ratio of net investment income to average
      net assets prior to expense limitation
      and expenses paid indirectly ....................         3.94%       3.65%        3.94%       4.28%        4.09%       4.10%
   Portfolio turnover .................................           93%        114%          44%         63%          55%        107%

-------------------
(1)  Ratios have been annualized and the total returns have not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.


                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period was as follows:                                 Delaware Tax-Free California Insured Fund C Class
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months     Year    Eight Months    Year        Year     Period
                                                               Ended      Ended       Ended       Ended       Ended    4/12/95(2)
                                                            2/29/00(1)   8/31/99    8/31/98(1)  12/31/97(5) 12/31/96  to 12/31/95
                                                           (Unaudited)
Net asset value, beginning of period ..................     $10.390     $11.090      $10.940     $10.460      $10.650     $10.190

Income from investment operations:
   Net investment income ..............................       0.210       0.414        0.289       0.485        0.440       0.250
   Net realized and unrealized gain
      (loss) on investments ...........................      (0.300)     (0.700)       0.151       0.432       (0.190)      0.530
                                                            ---------------------------------------------------------------------
   Total from investment operations ...................      (0.090)     (0.286)       0.440       0.917        0.250       0.780
                                                            ---------------------------------------------------------------------


Less dividends and distributions:
   Dividends from net investment income ...............      (0.210)     (0.414)      (0.290)     (0.437)      (0.440)     (0.320)
   Distributions from net realized gain
      on investments ..................................          --          --           --          --           --          --
                                                            ---------------------------------------------------------------------
   Total dividends and distributions ..................      (0.210)     (0.414)      (0.290)     (0.437)      (0.440)     (0.320)
                                                            ---------------------------------------------------------------------

Net asset value, end of period ........................     $10.090     $10.390      $11.090     $10.940      $10.460     $10.650
                                                            =====================================================================


Total return(3) .......................................      (0.85%)     (2.70%)       4.08%       8.98%        2.47%       7.77%

Ratios and supplemental data:
   Net assets, end of period
      (000 omitted) ...................................        $426        $592         $461        $476          $55         $53
   Ratio of expenses to average
      net assets ......................................       1.75%       1.74%        1.69%       1.71%        1.58%       1.53%(4)
   Ratio of expenses to average net assets
      prior to expense limitation and
      expenses paid indirectly ........................       1.94%       1.85%        1.69%       1.74%        1.77%       1.77%(4)
   Ratio of net investment income to
      average net assets ..............................       4.13%       3.76%        3.94%       4.13%        4.02%       4.25%(4)
   Ratio of net investment income to average
      net assets prior to expense limitation
      and expenses paid indirectly ....................       3.94%       3.65%        3.94%       4.10%        3.83%       4.01%(4)
   Portfolio turnover .................................         93%        114%          44%         63%          55%        107%

-------------------
(1)  Ratios have been annualized and the total returns have not been annualized.
(2)  Commencement of operations.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4)  Annualized.
(5) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.


                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period was as follows:                                       Delaware Tax-Free Colorado Fund A Class
---------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months     Year    Eight Months     Year         Year       Year
                                                                Ended      Ended       Ended        Ended        Ended      Ended
                                                             2/29/00(1)   8/31/99    8/31/98(1)   12/31/97(3)   12/31/96   12/31/95
                                                            (Unaudited)
Net asset value, beginning of period ..................       $10.780     $11.510      $11.380     $10.780      $10.900     $ 9.530

Income from investment operations:
   Net investment income ..............................         0.270       0.552        0.376       0.574        0.560       0.540
   Net realized and unrealized gain
      (loss) on investments ...........................        (0.600)     (0.730)       0.130       0.618       (0.130)      1.380
                                                              ---------------------------------------------------------------------
   Total from investment operations ...................        (0.330)     (0.178)       0.506       1.192        0.430       1.920
                                                              ---------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income ...............        (0.270)     (0.552)      (0.376)     (0.592)      (0.550)     (0.550)
   Distributions from net realized gain
      on investments ..................................            --          --           --          --           --          --
                                                              ---------------------------------------------------------------------
   Total dividends and distributions ..................        (0.270)     (0.552)      (0.376)     (0.592)      (0.550)     (0.550)
                                                              ---------------------------------------------------------------------

Net asset value, end of period ........................       $10.180     $10.780      $11.510     $11.380      $10.780     $10.900
                                                              =====================================================================

Total return(2) .......................................        (3.07%)     (1.69%)       4.51%      11.40%        4.08%      20.54%

Ratios and supplemental data:
   Net assets, end of period
      (000 omitted) ...................................      $300,389    $338,184     $357,127    $357,993     $358,328    $392,815
   Ratio of expenses to average
      net assets ......................................         1.00%       0.91%        0.83%       0.81%        0.78%       0.76%
   Ratio of expenses to average net assets
      prior to expense limitation
      and expenses paid indirectly ....................         1.00%       0.91%        0.92%       0.86%        0.91%       0.93%
   Ratio of net investment income to
      average net assets ..............................         5.22%       4.86%        4.93%       5.25%        5.27%       5.18%
   Ratio of net investment income to average
      net assets prior to expense limitation
      and expenses paid indirectly ....................         5.22%       4.86%        4.84%       5.20%        5.14%       5.01%
   Portfolio turnover .................................           68%         55%          36%         54%          40%         82%

-------------------
(1)  Ratios have been annualized and the total returns have not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.


                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period was as follows:                                    Delaware Tax-Free Colorado Fund B Class
------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months     Year    Eight Months     Year        Year       Period
                                                            Ended      Ended       Ended        Ended       Ended     3/22/95(2)
                                                         2/29/00(1)   8/31/99    8/31/98(1)   12/31/97(5) 12/31/96   to 12/31/95
                                                        (Unaudited)
Net asset value, beginning of period ..................    $10.790     $11.510      $11.380     $10.780      $10.900     $10.250

Income from investment operations:
   Net investment income ..............................      0.231       0.466        0.319       0.483        0.470       0.350
   Net realized and unrealized gain
      (loss) on investments ...........................     (0.600)     (0.719)       0.130       0.616       (0.130)      0.650
                                                           ---------------------------------------------------------------------
   Total from investment operations ...................     (0.369)     (0.253)       0.449       1.099        0.340       1.000
                                                           ---------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income ...............     (0.231)     (0.467)      (0.319)     (0.499)      (0.460)     (0.350)
   Distributions from net realized gain
      on investments ..................................         --          --           --          --           --          --
                                                           ---------------------------------------------------------------------
   Total dividends and distributions ..................     (0.231)     (0.467)      (0.319)     (0.499)      (0.460)     (0.350)
                                                           ---------------------------------------------------------------------

Net asset value, end of period ........................    $10.190     $10.790      $11.510     $11.380      $10.780     $10.900
                                                           =====================================================================

Total return(3) .......................................     (3.43%)     (2.34%)       3.99%      10.47%        3.25%       9.96%

Ratios and supplemental data:
   Net assets, end of period
      (000 omitted) ...................................    $13,047     $13,530      $10,726      $7,798       $4,172      $1,643
   Ratio of expenses to average
      net assets ......................................      1.75%       1.66%        1.58%       1.62%        1.58%       1.39%(4)
   Ratio of expenses to average net assets
      prior to expense limitation and
      expenses paid indirectly ........................      1.75%       1.66%        1.67%       1.67%        1.65%       1.60%(4)
   Ratio of net investment income to
      average net assets ..............................      4.47%       4.11%        4.18%       4.44%        4.45%       3.96%(4)
   Ratio of net investment income to average
      net assets prior to expense limitation
      and expenses paid indirectly ....................      4.47%       4.11%        4.09%       4.39%        4.38%       3.75%(4)
   Portfolio turnover .................................        68%         55%          36%         54%          40%         82%

-------------------
(1)  Ratios have been annualized and the total returns have not been annualized.
(2)  Commencement of operations.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4)  Annualized.
(5) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.


                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period was as follows:                                      Delaware Tax-Free Colorado Fund C Class
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months     Year    Eight Months     Year         Year       Year
                                                                Ended      Ended       Ended        Ended        Ended      Ended
                                                             2/29/00(1)   8/31/99    8/31/98(1)   12/31/97(3)   12/31/96   12/31/95
                                                            (Unaudited)
Net asset value, beginning of period ..................       $10.790     $11.520      $11.380     $10.780      $10.900     $ 9.530

Income from investment operations:
   Net investment income ..............................         0.231       0.463        0.319       0.484        0.460       0.450
   Net realized and unrealized gain
      (loss) on investments ...........................        (0.600)     (0.726)       0.140       0.615       (0.130)      1.370
                                                              ---------------------------------------------------------------------
   Total from investment operations ...................        (0.369)     (0.263)       0.459       1.099        0.330       1.820
                                                              ---------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income ...............        (0.231)     (0.467)      (0.319)     (0.499)      (0.450)     (0.450)
   Distributions from net realized
      gain on investments .............................            --          --           --          --           --          --
                                                              ---------------------------------------------------------------------
   Total dividends and distributions ..................        (0.231)     (0.467)      (0.319)     (0.499)      (0.450)     (0.450)
                                                              ---------------------------------------------------------------------

Net asset value, end of period ........................       $10.190     $10.790      $11.520     $11.380      $10.780     $10.900
                                                              =====================================================================

Total return(2) .......................................        (3.43%)     (2.42%)       4.08%      10.47%        3.17%      19.44%

Ratios and supplemental data:
   Net assets, end of period
      (000 omitted) ...................................        $4,472      $4,332       $2,068      $1,697       $1,522      $1,042
   Ratio of expenses to average
      net assets ......................................         1.75%       1.66%        1.58%       1.64%        1.66%       1.66%
   Ratio of expenses to average net assets
      prior to expense limitation and
      expenses paid indirectly ........................         1.75%       1.66%        1.67%       1.69%        1.66%       1.66%
   Ratio of net investment income to
      average net assets ..............................         4.47%       4.11%        4.18%       4.42%        4.40%       4.20%
   Ratio of net investment income to average
      net assets prior to expense limitation
      and expenses paid indirectly ....................         4.47%       4.11%        4.09%       4.37%        4.40%       4.20%
   Portfolio turnover .................................           68%         55%          36%         54%          40%         82%

-------------------
(1)  Ratios have been annualized and the total returns have not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.


                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period was as follows:                                      Delaware Tax-Free New Mexico Fund A Class
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months     Year    Eight Months     Year         Year       Year
                                                                Ended      Ended       Ended        Ended        Ended      Ended
                                                             2/29/00(1)   8/31/99    8/31/98(1)   12/31/97(3)   12/31/96   12/31/95
                                                            (Unaudited)
Net asset value, beginning of period ..................       $10.790     $11.450      $11.280     $10.790      $10.890     $ 9.590

Income from investment operations:
   Net investment income ..............................         0.273       0.537        0.364       0.547        0.540       0.520
   Net realized and unrealized gain
      (loss) on investments ...........................        (0.470)     (0.660)       0.171       0.503       (0.110)      1.330
                                                              ---------------------------------------------------------------------
   Total from investment operations ...................        (0.197)     (0.123)       0.535       1.050        0.430       1.850
                                                              ---------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income ...............        (0.273)     (0.537)      (0.365)     (0.560)      (0.530)     (0.550)
   Distributions from net realized gain
      on investments ..................................            --          --           --          --           --          --
                                                              ---------------------------------------------------------------------
   Total dividends and distributions ..................        (0.273)     (0.537)      (0.365)     (0.560)      (0.530)     (0.550)
                                                              ---------------------------------------------------------------------

Net asset value, end of period ........................       $10.320     $10.790      $11.450     $11.280      $10.790     $10.890
                                                              =====================================================================

Total return(2) .......................................        (1.83%)     (1.17%)       4.81%      10.01%        4.13%      19.64%

Ratios and supplemental data:
   Net assets, end of period
      (000 omitted) ...................................       $19,076     $20,732      $21,155     $18,959      $20,133     $21,402
   Ratio of expenses to average
      net assets ......................................         1.00%       0.99%        1.00%       0.99%        0.88%       0.87%
   Ratio of expenses to average net assets
      prior to expense limitation and
      expenses paid indirectly ........................         1.00%       1.01%        1.15%       1.04%        1.07%       1.09%
   Ratio of net investment income to
      average net assets ..............................         5.22%       4.75%        4.81%       5.00%        5.06%       5.07%
   Ratio of net investment income to average
      net assets prior to expense limitation
      and expenses paid indirectly ....................         5.22%       4.73%        4.66%       4.95%        4.87%       4.85%
   Portfolio turnover .................................           35%         37%          20%         28%          42%         55%

-------------------
(1)  Ratios have been annualized and the total returns have not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.


                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period was as follows:                                    Delaware Tax-Free New Mexico Fund B Class
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months     Year    Eight Months     Year         Year       Year
                                                                Ended      Ended       Ended        Ended        Ended      Ended
                                                             2/29/00(1)   8/31/99    8/31/98(1)   12/31/97(3)   12/31/96   12/31/95
                                                            (Unaudited)
Net asset value, beginning of period ..................       $10.800     $11.460      $11.290     $10.790      $10.890     $ 9.590

Income from investment operations:
   Net investment income ..............................         0.234       0.453        0.309       0.465        0.460       0.460
   Net realized and unrealized gain
      (loss) on investments ...........................        (0.470)     (0.661)       0.169       0.508       (0.110)      1.320
                                                              ---------------------------------------------------------------------
   Total from investment operations ...................        (0.237)     (0.208)       0.478       0.973        0.350       1.780
                                                              ---------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income ...............        (0.234)     (0.452)      (0.308)     (0.473)      (0.450)     (0.480)
   Distributions from net realized gain
      on investments ..................................            --          --           --          --           --          --
                                                              ---------------------------------------------------------------------
   Total dividends and distributions ..................        (0.234)     (0.452)      (0.308)     (0.473)      (0.450)     (0.480)
                                                              ---------------------------------------------------------------------

Net asset value, end of period ........................       $10.330     $10.800      $11.460     $11.290      $10.790     $10.890
                                                              =====================================================================

Total return(2) .......................................        (2.19%)     (1.91%)       4.29%       9.24%        3.39%      18.84%

Ratios and supplemental data:
   Net assets, end of period
      (000 omitted) ...................................        $2,529      $2,624       $1,782      $1,065         $794        $605
   Ratio of expenses to average
      net assets ......................................         1.75%       1.74%        1.75%       1.76%        1.61%       1.53%
   Ratio of expenses to average
      net assets prior to expense
      limitation and expenses
      paid indirectly .................................         1.75%       1.76%        1.90%       1.81%        1.82%       1.83%
   Ratio of net investment income
      to average net assets ...........................         4.47%       4.00%        4.06%       4.23%        4.31%       4.33%
   Ratio of net investment income
      to average net assets prior to
      expense limitation and expenses
      paid indirectly .................................         4.47%       3.98%        3.91%       4.18%        4.10%       4.03%
   Portfolio turnover .................................           35%         37%          20%         28%          42%         55%

-------------------
(1)  Ratios have been annualized and the total returns have not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.


                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period was as follows:                                Delaware Tax-Free New Mexico Fund C Class
--------------------------------------------------------------------------------------------------------------------------
                                                             Six Months     Year    Eight Months     Year       Period
                                                                Ended      Ended       Ended        Ended      5/7/96(2)
                                                             2/29/00(1)   8/31/99    8/31/98(1)   12/31/97(5) to 12/31/96
                                                            (Unaudited)
Net asset value, beginning of period ..................       $10.790     $11.460      $11.280     $10.790      $10.410

Income from investment operations:
   Net investment income ..............................         0.234       0.452        0.305       0.459        0.280
   Net realized and unrealized gain
      (loss) on investments ...........................        (0.470)     (0.670)       0.183       0.495        0.370
                                                              ---------------------------------------------------------
   Total from investment operations ...................        (0.236)     (0.218)       0.488       0.954        0.650
                                                              ---------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income ...............        (0.234)     (0.452)      (0.308)     (0.464)      (0.270)
   Distributions from net realized gain
      on investments ..................................            --          --           --          --           --
                                                              ---------------------------------------------------------
   Total dividends and distributions ..................        (0.234)     (0.452)      (0.308)     (0.464)      (0.270)
                                                              ---------------------------------------------------------

Net asset value, end of period ........................       $10.320     $10.790      $11.460     $11.280      $10.790
                                                              =========================================================

Total return(3) .......................................        (2.20%)     (1.99%)       4.38%       9.06%        6.30%

Ratios and supplemental data:
   Net assets, end of period
      (000 omitted) ...................................          $445        $381         $394        $315         $341
   Ratio of expenses to average
      net assets ......................................         1.75%       1.74%        1.75%       1.84%        1.74%(4)
   Ratio of expenses to average net
      assets prior to expense
      limitation and expenses
      paid indirectly .................................         1.75%       1.76%        1.90%       1.89%        1.83%(4)
   Ratio of net investment income to
      average net assets ..............................         4.47%       4.00%        4.06%       4.15%        4.21%(4)
   Ratio of net investment income to
      average net assets prior to
      expense limitation and
      expenses paid indirectly ........................         4.47%       3.98%        3.91%       4.10%        4.12%(4)
   Portfolio turnover .................................           35%         37%          20%         28%          42%

-------------------
(1)  Ratios have been annualized and the total returns have not been annualized.
(2)  Commencement of operations.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4)  Annualized.
(5) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.


                             See accompanying notes

Notes to Financial Statements

February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------
Delaware Tax-Free Arizona Fund ("Tax-Free Arizona Fund") and Delaware Tax-Free California Fund ("Tax-Free California Fund"), series of Voyageur Mutual Funds, Delaware Tax-Free Arizona Insured Fund ("Tax-Free Arizona Insured Fund"), a series of Voyageur Insured Funds, and Delaware Tax-Free Colorado Fund ("Tax-Free Colorado Fund"), a series of Voyageur Mutual Funds II, are Delaware Business Trusts registered under the Investment Company Act of 1940 (as amended) as open-end management investment companies. Tax-Free Arizona Insured Fund and Tax-Free Colorado Fund are registered as diversified. Tax-Free Arizona Fund and Tax-Free California Fund are registered as non-diversified. Delaware Tax-Free California Insured Fund ("Tax-Free California Insured Fund") and Delaware Tax-Free New Mexico Fund ("Tax-Free New Mexico Fund"), series of Voyageur Investment Trust, are Massachusetts Business Trusts registered under the Investment Company Act of 1940 (as amended) as open-end management investment companies. Tax-Free New Mexico Fund is registered as diversified. Tax-Free California Insured Fund is registered as non-diversified.

Tax-Free Arizona Fund, Tax-Free Arizona Insured Fund, Tax-Free California Fund, Tax-Free California Insured Fund, Tax-Free Colorado Fund and Tax-Free New Mexico Fund (referred to separately as a "Fund" or collectively as the "Funds") seek a high level of current income free from both federal and state income taxes by investing in investment grade municipal bonds. The Funds each offer 3 classes of shares. The A class carries a front-end sales charge of 3.75%. The B class carries a back-end deferred sales charge. The C class carries a level load deferred sales charge.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Funds' Board of Trustees.

Federal Income Taxes - Each Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Original issue discounts and market premiums are amortized to interest income over the lives of the respective securities. The Funds declare dividends from net investment income daily and pay them monthly. Capital gains, if any, are distributed annually.

--------------------------------------------------------------------------------
1. Significant Accounting Policies (continued)

Certain expenses of the Funds are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses for the six months ended February 29, 2000 were approximately:

   Tax-Free         Tax-Free       Tax-Free         Tax-Free        Tax-Free      Tax-Free
   Arizona       Arizona Insured  California   California Insured   Colorado     New Mexico
    Fund              Fund           Fund             Fund            Fund          Fund
    ----              ----           ----             ----            ----          ----
    $279             $1,866          $461             $346           $3,857         $260

The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates

In accordance with the terms of the Investment Management Agreement, the Funds pay Delaware Management Company ("DMC"), the Investment Manager of each Fund, an annual fee, which is calculated daily on the net assets of each Fund.

The following are the management fees as a percentage of average daily net assets per Fund:

                                            Tax-Free       Tax-Free       Tax-Free          Tax-Free         Tax-Free       Tax-Free
                                             Arizona    Arizona Insured  California    California Insured    Colorado     New Mexico
                                              Fund           Fund           Fund              Fund             Fund           Fund
                                            --------    ---------------  ----------    -------------------   --------     ----------
On the first $500 million ...............     0.55%          0.50%          0.55%             0.50%            0.55%          0.55%
On the next $500 million ................     0.50%         0.475%          0.50%            0.475%            0.50%          0.50%
On the next $1.5 billion ................     0.45%          0.45%          0.45%             0.45%            0.45%          0.45%
In excess of $2.5 billion ...............    0.425%         0.425%         0.425%            0.425%           0.425%         0.425%

DMC has elected to waive its fees and reimburse each Fund to the extent that annual operating expenses exclusive of distribution expenses, taxes, interest, brokerage commissions and extraordinary expenses, do not exceed the following percentages of average daily net assets through October 31, 2000. The waiver rates are as follows:

                                            Tax-Free       Tax-Free       Tax-Free          Tax-Free         Tax-Free       Tax-Free
                                             Arizona    Arizona Insured  California    California Insured    Colorado     New Mexico
                                              Fund           Fund           Fund              Fund             Fund           Fund
                                            --------    ---------------  ----------    -------------------   --------     ----------
Operating expense limitation as a
   percentage of average daily net
   assets (per annum) ...................    0.50%            0.70%        0.25%               0.75%           0.75%         0.75%

The Funds have engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting and administration services. Each Fund pays DSC a monthly fee based on number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to the Distribution Agreement, the Funds pay Delaware Distributors, L.P. ("DDLP"), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the B and C Classes for each Fund.

On February 29, 2000, the Funds had payables to affiliates as follows:

                                            Tax-Free       Tax-Free       Tax-Free          Tax-Free         Tax-Free       Tax-Free
                                             Arizona    Arizona Insured  California    California Insured    Colorado     New Mexico
                                              Fund           Fund           Fund              Fund             Fund           Fund
                                            --------    ---------------  ----------    -------------------   --------     ----------
Investment management and other expenses
   payable to DMC .......................    $3,990         $12,245         $684              $1,624          $15,058        $1,804
Dividend disbursing, transfer agent fees,
   accounting fees and other expenses
   payable to DSC .......................     2,431          17,565        4,625               3,308           38,212         2,605
Distribution and other expenses payable
   to DDLP ..............................       604          41,733          864                 634            8,122           485

--------------------------------------------------------------------------------
2. Investment Management and Other Transactions with Affiliates (continued)

For the six months ended February 29, 2000, DDLP earned commissions on sales of the Fund A Class shares for each Fund as follows:

   Tax-Free         Tax-Free       Tax-Free         Tax-Free        Tax-Free      Tax-Free
   Arizona       Arizona Insured  California   California Insured   Colorado     New Mexico
    Fund              Fund           Fund             Fund            Fund          Fund
    ----              ----           ----             ----            ----          ----
   $3,136           $15,943         $2,128            $397           $22,936       $2,008

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Funds. These officers, trustees and employees are paid no compensation by the Funds.

3. Investments

During the six months ended February 29, 2000, the Funds made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

                                    Tax-Free       Tax-Free       Tax-Free          Tax-Free         Tax-Free       Tax-Free
                                     Arizona    Arizona Insured  California    California Insured    Colorado     New Mexico
                                      Fund           Fund           Fund              Fund             Fund           Fund
                                    --------    ---------------  ----------    -------------------   --------     ----------
Purchases .....................   $13,162,227     $58,444,618    $10,858,930       $14,018,719     $110,720,869   $3,939,627
Sales .........................    16,943,592      74,885,358     12,771,761        15,678,408      130,830,329    4,776,105

At February 29, 2000, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

                                    Tax-Free       Tax-Free       Tax-Free          Tax-Free         Tax-Free       Tax-Free
                                     Arizona    Arizona Insured  California    California Insured    Colorado     New Mexico
                                      Fund           Fund           Fund              Fund             Fund           Fund
                                    --------    ---------------  ----------    -------------------   --------     ----------
Cost of Investments ...........   $22,161,571     $152,235,997   $42,853,185        $29,426,216     $326,408,801  $22,461,581
Aggregate unrealized
   appreciation ...............        49,590        2,753,646        54,096            617,210        4,794,661      410,642
Aggregate unrealized
   depreciation ...............    (1,572,915)      (4,235,878)   (4,134,422)          (582,839)     (16,897,666)  (1,086,146)
Net unrealized
   appreciation ...............   ($1,523,325)     ($1,482,232)  ($4,080,326)           $34,371     ($12,103,005)   ($675,504)

For federal income tax purposes the Funds had capital loss carryforwards of the following amounts:

                        Tax-Free Arizona   Tax-Free California       Tax-Free             Tax-Free
                           Insured Fund        Insured Fund        Colorado Fund       New Mexico Fund
                        ----------------   -------------------     -------------       ---------------
Expires 2002 ........       $        -            $      -            $      -             $161,295
Expires 2003 ........        1,513,304             197,188              48,864              277,128
Expires 2004 ........                -                   -             832,567               22,469
Expires 2005 ........                -                   -                   -                    -
                            -----------------------------------------------------------------------
                            $1,513,304            $197,188            $881,431             $460,892
                            =======================================================================

--------------------------------------------------------------------------------
4. Capital Shares

Transactions in capital shares were as follows:

                                         Tax-Free                         Tax-Free                          Tax-Free
                                        Arizona Fund                 Arizona Insured Fund                California Fund
                                  -------------------------        -------------------------       ---------------------------
                                   Six Months         Year         Six Months          Year        Six Months          Year
                                     Ended           Ended            Ended           Ended           Ended            Ended
                                    2/29/00         8/31/99          2/29/00         8/31/99         2/29/00          08/31/99
                                  (Unaudited)                       (Unaudited)                    (Unaudited)
Shares sold:
A Class .......................     346,660        1,047,440          321,389       1,153,449         714,799        1,479,618
B Class .......................      23,384          158,996           59,376         224,304         172,118          638,576
C Class .......................       3,680          141,433           30,072          87,589          32,345          463,063
Shares issued upon reinvestment
   of distributions from net
   investment income and
   net realized gain
   on investments:
A Class .......................      26,493           49,046          155,847         308,344          38,309           62,783
B Class .......................       5,473           12,651            6,528          10,909          11,733           16,717
C Class .......................       2,925            2,263            2,111           2,747           7,737            6,677
                                   --------         --------       ----------      ----------      ----------         --------
                                    408,615        1,411,829          575,323       1,787,342         977,041        2,667,434
                                   --------         --------       ----------      ----------      ----------         --------
Shares repurchased:
A Class .......................    (686,424)        (405,027)      (2,010,836)       (749,728)       (238,419)
B Class .......................     (88,928)         (43,718)         (39,491)        (97,602)       (183,479)        (151,565)
C Class .......................     (24,085)         (13,128)         (24,841)        (19,695)       (136,174)         (49,887)
                                   --------         --------       ----------      ----------      ----------         --------
                                   (799,437)        (461,873)      (2,075,168)     (1,954,105)     (1,069,381)        (439,871)
                                   --------         --------       ----------      ----------      ----------         --------
Net Increase (Decrease) .......    (390,822)         949,956       (1,499,845)       (166,763)        (92,340)       2,227,563
                                   ========          =======       ==========        ========         =======        =========

                                          Tax-Free                          Tax-Free                       Tax-Free
                                   California Insured Fund               Colorado Fund                  New Mexico Fund
                                   ------------------------        -------------------------       ---------------------------
                                   Six Months         Year         Six Months          Year        Six Months          Year
                                     Ended           Ended            Ended           Ended           Ended            Ended
                                    2/29/00         8/31/99          2/29/00         8/31/99         2/29/00          08/31/99
                                  (Unaudited)                       (Unaudited)                    (Unaudited)

Shares sold:
A Class .......................     346,590          282,890          900,770       3,566,953         120,664          314,287
B Class .......................      59,163          145,203          122,118         436,017          25,580          101,556
C Class .......................           0           15,326           97,550         272,821          11,824           11,230
Shares issued upon reinvestment
   of distributions from net
   investment income and
   net realized gain
   on investments:
A Class .......................      22,436           43,195          506,962         970,397          25,262           46,834
B Class .......................       5,316            8,368           20,886          33,206           3,827            4,816
C Class .......................         232              371            7,891           9,040             835            1,367
                                   --------         --------       ----------      ----------      ----------         --------
                                    433,737          495,353        1,656,177       5,288,434         187,992          480,090
                                   --------         --------       ----------      ----------      ----------         --------
Shares repurchased:
A Class .......................    (503,882)        (491,489)      (3,271,016)       (219,548)       (286,039)
B Class .......................     (59,557)        (113,530)        (116,613)       (146,477)        (27,574)         (18,826)
C Class .......................     (14,956)            (283)         (68,087)        (60,096)         (4,864)         (11,640)
                                   --------         --------       ----------      ----------      ----------         --------
                                   (578,395)        (605,302)      (3,455,716)     (4,403,935)       (251,986)        (316,505)
                                   --------         --------       ----------      ----------      ----------         --------
Net Increase (Decrease) .......    (144,658)        (109,949)      (1,799,539)        884,499         (63,994)         163,585
                                   ========         ========       ==========         =======         =======          =======


--------------------------------------------------------------------------------
5. Lines of Credit

Effective October 8, 1999, the Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $683,500,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement.

Prior to October 8, 1999, the Funds had committed lines of credit for the following amounts:

   Tax-Free         Tax-Free       Tax-Free         Tax-Free        Tax-Free      Tax-Free
   Arizona       Arizona Insured  California   California Insured   Colorado     New Mexico
    Fund              Fund           Fund             Fund            Fund          Fund
    ----              ----           ----             ----            ----          ----
  $800,000         $9,900,000      $500,000        $1,800,000     $18,500,000    $1,000,000

The Funds had no amounts outstanding at February 29, 2000, or at any time during the fiscal year.

6. Credit and Market Risk

The Funds concentrate their investments in securities mainly issued by each specific state's municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

DELAWARE(SM)                                                    For Shareholders
INVESTMENTS                                                       1.800.523.1918
---------------------
Philadelphia o London                                     For Securities Dealers
                                                                  1.800.362.7500

                                                      For Financial Institutions
                                                            Representatives Only
                                                                  1.800.659.2265

                                                     www.delawareinvestments.com


This semi-annual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund, Delaware Tax-Free Colorado Fund and Delaware Tax-Free New Mexico Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund, Delaware Tax-Free Colorado Fund and Delaware Tax-Free New Mexico Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

BOARD OF TRUSTEES                             Charles E. Peck                           Investment Manager
                                              Retired                                   Delaware Management Company
Wayne A. Stork                                Fredericksburg, VA                        Philadelphia, PA
Chairman
Delaware Investments Family of Funds          Janet L. Yeomans                          International Affiliate
Philadelphia, PA                              Vice President and Treasurer              Delaware International Advisers Ltd.
                                              3M Corporation                            London, England
Walter P. Babich                              St. Paul, MN
Board Chairman,                                                                         National Distributor
Citadel Constructors, Inc.                                                              Delaware Distributors, L.P.
King of Prussia, PA                                                                     Philadelphia, PA
                                              AFFILIATED OFFICERS
David K. Downes                                                                         Shareholder Servicing, Dividend
President and Chief Executive Officer         Charles E. Haldeman, Jr.                  Disbursing and Transfer Agent
Delaware Investments Family of Funds          President and Chief Executive Officer     Delaware Service Company, Inc.
Philadelphia, PA                              Delaware Management Holdings, Inc         Philadelphia, PA
                                              Philadelphia, PA
John H. Durham                                                                          1818 Market Street
Private Investor                              Richard J. Flannery                       Philadelphia, PA 19103-3682
Horsham, PA                                   Executive Vice President and
                                              General Counsel
Anthony D. Knerr                              Delaware Investments Family of Funds
Consultant, Anthony Knerr & Associates        Philadelphia, PA
New York, NY
                                              Bruce D. Barton
Ann R. Leven                                  President and Chief Executive Officer
Former Treasurer, National Gallery of Art     Delaware Distributors, L.P.
Washington, DC                                Philadelphia, PA

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

(2903)                                                        Printed in the USA
SA-WEST [02/00]PP 04/00                                                  (J5747)